UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 99.1%

Consumer Discretionary — 11.0%
25,369	Amazon.com, Inc.†	$1,009,433
19,956	Apollo Group, Inc., Class A†	876,068
7,700	Best Buy Co., Inc.	375,144
25,153	Cablevision Systems Corp., Class A	765,406
43,800	Carmax, Inc.†	1,074,852
33,200	Carnival Corp.	1,555,752
26,800	CBS Corp., Class B	819,812
31,950	Coach, Inc.†(a)	1,599,098
45,900	Comcast Corp., Class A†(a)	1,191,105
6,279	Expedia, Inc.†	145,547
46,330	GameStop Corp., Class A†	1,508,968
54,700	Garmin, Ltd.(a)	2,962,005
1,729	Getty Images, Inc.†	84,081
19,800	Guess?, Inc.	801,702
3,363	H&R Block, Inc.	70,758
3,098	Harman International Industries, Inc.	297,656
14,750	J.C. Penney Co., Inc.	1,211,860
13,470	Jarden Corp.†	515,901
20,400	Johnson Controls, Inc.	1,930,248
16,735	Kohl’s Corp.†	1,282,068
28,300	Las Vegas Sands Corp.†(a)	2,451,063
169,900	Lowe’s Cos., Inc.	5,350,151
47,200	Marriott International, Inc., Class A(a)	2,310,912
32,530	McDonald’s Corp.	1,465,476
35,300	McGraw-Hill Cos., Inc. (The)	2,219,664
20,000	MGM Mirage†(a)	1,390,400
122,200	News Corp., Class A	2,825,264
10,900	Nike, Inc., Class B	1,158,234
1,100	NutriSystem, Inc.†	57,651
6,627	Office Depot, Inc.†	232,873
23,158	OfficeMax, Inc.	1,221,353
16,000	Polo Ralph Lauren Corp.	1,410,400
5,800	R.H. Donnelley Corp.†	411,162
26,120	Saks, Inc.	544,341
8,868	Sears Holdings Corp.†	1,597,659
22,070	Shaw Communications Inc., Class B	814,824
34,400	Staples, Inc.	888,896
202,600	Starbucks Corp.†(a)	6,353,536
16,700	Starwood Hotels & Resorts Worldwide, Inc.	1,082,995
4,200	Target Corp.	248,892
31,000	Tempur-Pedic International, Inc.	805,690
1,060	Tiffany & Co.	48,209
103,179	Time Warner, Inc.	2,034,690
11,500	TJX Cos., Inc.	310,040
157,000	Urban Outfitters, Inc.†(a)	4,162,070
9,810	Virgin Media, Inc.	247,702
600	Yum! Brands, Inc.	34,656

		61,756,267

Consumer Staples — 7.3%
7,195	Altria Group, Inc.	631,793
22,400	Archer-Daniels-Midland Co.	822,080
81,297	Avon Products, Inc.	3,029,126
51,800	Church & Dwight Co., Inc.	2,608,130
18,294	Coca-Cola Co. (The)	878,112
35,875	Colgate-Palmolive Co.	2,396,091
23,000	Costco Wholesale Corp.	1,238,320
311,118	CVS/Caremark Corp.	10,621,558
9,900	Diageo PLC ADR	801,405
16,200	J.M. Smucker Co. (The)	863,784
331	Kellogg Co.	17,023
19,683	Kraft Foods, Inc., Class A	623,164
32,100	Kroger Co. (The)	906,825
23,798	Molson Coors Brewing Co., Class B	2,251,767
87,925	PepsiCo, Inc.	5,588,513
41,415	Procter & Gamble Co.	2,615,771
32,150	Walgreen Co.(a)	1,475,364

See Notes to Schedules of Investments.
1

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
72,349	Wal-Mart Stores, Inc.	$3,396,786

		40,765,612

Energy — 4.2%
15,000	Cameron International Corp.†	941,850
16,700	ConocoPhillips	1,141,445
73,525	Exxon Mobil Corp.	5,547,461
32,000	Grant Prideco, Inc.†(a)	1,594,880
26,700	Halliburton Co.(a)	847,458
8,200	Marathon Oil Corp.	810,406
102,555	National Oilwell Varco, Inc.†(a)	7,977,753
13,025	Schlumberger, Ltd.(a)	900,028
9,950	Transocean, Inc.†	812,915
50,700	XTO Energy, Inc.	2,778,867

		23,353,063

Financials — 12.4%
22,400	Aflac, Inc.	1,054,144
108,400	American Express Co.	6,113,760
36,700	American Financial Group, Inc.	1,249,268
10,500	American International Group, Inc.	705,810
39,700	Bank of America Corp.	2,025,494
186,596	CB Richard Ellis Group, Inc., Class A†	6,377,851
134,400	Charles Schwab Corp. (The)	2,458,176
21,120	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	11,245,555
24,184	Commerce Bancorp, Inc.	807,262
6,600	Deutche Bank AG	892,848
22,200	E*Trade Financial Corp.†	471,084
1,384	Eaton Vance Corp.	49,326
24,679	Fannie Mae	1,346,980
12,100	Franklin Resources, Inc.	1,462,043
9,900	Freddie Mac	588,951
30	General Growth Properties, Inc.	1,937
14,494	Goldman Sachs Group, Inc.(a)	2,994,895
13,079	Hartford Financial Services Group, Inc.	1,250,091
26,600	HDFC Bank, Ltd. ADR(a)	1,714,370
8,100	IntercontinentalExchange, Inc.†	989,901
26,425	JPMorgan Chase & Co.	1,278,442
12,042	Lehman Brothers Holdings, Inc.	843,783
17,760	Lincoln National Corp.	1,203,950
24,700	Loews Corp.	1,122,121
33,375	Mellon Financial Corp.	1,439,797
82,900	Merrill Lynch & Co., Inc.	6,770,443
20,100	MetLife, Inc.	1,269,315
37,506	Moody’s Corp.	2,327,622
11,125	Morgan Stanley	876,205
13,336	NYSE Group, Inc.†(a)	1,250,250
71,908	Progressive Corp. (The)	1,569,033
10,568	Realogy Corp.†	312,918
13,900	SEI Investments Co.	837,197
635	T. Rowe Price Group, Inc.	29,966
75,625	TD Ameritrade Holding Corp.†	1,125,300
22,763	Unum Group	524,232
17,700	W.R. Berkley Corp.	586,224
71,200	Wells Fargo & Co.	2,451,416

		69,617,960

Health Care — 16.5%
75,850	Abbott Laboratories	4,232,430
22,284	Abraxis BioScience, Inc.†	595,206
37,200	Aetna, Inc.	1,628,988
12,140	Alcon, Inc.	1,600,295
50,840	Allergan, Inc.(a)	5,634,089
74,791	Amgen, Inc.†	4,179,321
18,600	Amylin Pharmaceuticals, Inc.†	694,896

See Notes to Schedules of Investments.
2

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Health Care (continued)
33,300	Baxter International, Inc.	$1,753,911
8,707	Brookdale Senior Living, Inc.	388,855
13,902	Cardinal Health, Inc.	1,014,151
143,000	Celgene Corp.†(a)	7,501,780
2,834	Cigna Corp.	404,298
12,600	Coventry Health Care, Inc.†	706,230
29,400	Eli Lilly & Co.	1,579,074
8,759	Emdeon Corp.†	132,524
22,500	Express Scripts, Inc.†	1,816,200
60,943	Genentech, Inc.†	5,004,639
49,295	Genzyme Corp.†	2,958,686
145,200	Gilead Sciences, Inc.†	11,107,800
19,600	Henry Schein, Inc.†(a)	1,081,528
50	Hospira, Inc.†	2,045
133,127	Johnson & Johnson	8,022,233
27,900	Medco Health Solutions, Inc.†	2,023,587
66,140	Medtronic, Inc.	3,244,828
3,400	PerkinElmer, Inc.	82,348
27	Pfizer, Inc.	682
37,600	Quest Diagnostics, Inc.(a)	1,875,112
42,000	Schering-Plough Corp.	1,071,420
51,765	Stryker Corp.	3,433,055
75,660	Thermo Fisher Scientific, Inc.†	3,537,105
44,018	UnitedHealth Group, Inc.	2,331,634
38,200	VCA Antech, Inc.†	1,387,042
22,600	WellCare Health Plans, Inc.†	1,926,650
84,600	WellPoint, Inc.†	6,861,060
22,474	Wyeth	1,124,374
21,230	Zimmer Holdings, Inc.†	1,813,254

		92,751,330

Industrials — 13.5%
29,250	3M Co.	2,235,578
30,898	AGCO Corp.†	1,142,299
26,609	American Standard Cos., Inc.	1,410,809
13,300	AMR Corp.†	404,985
4,772	Avery Dennison Corp.	306,649
99,051	Boeing Co.	8,806,624
22,311	Burlington Northern Santa Fe Corp.	1,794,474
34,475	Caterpillar, Inc.	2,310,859
3,936	Con-way, Inc.	196,170
3,800	Corrections Corp. of America†	200,678
37,800	Covanta Holding Corp.†	838,404
7,000	Cummins, Inc.	1,013,040
32,040	Danaher Corp.	2,289,258
7,300	Deere & Co.	793,072
10,600	Dover Corp.	517,386
12,200	DRS Technologies, Inc.	636,474
38,880	FedEx Corp.(a)	4,176,878
12,140	GATX Corp.	580,292
11,400	General Dynamics Corp.	870,960
188,868	General Electric Co.	6,678,373
17,000	Goodrich Corp.	875,160
48,100	Honeywell International, Inc.	2,215,486
6,400	Illinois Tool Works, Inc.	330,240
6,700	ITT Corp.	404,144
6,300	L-3 Communications Holdings, Inc.	551,061
9,800	Laidlaw International, Inc.	339,080
17,100	Lockheed Martin Corp.	1,659,042
23,123	Paccar, Inc.(a)	1,697,228
44,300	Pitney Bowes, Inc.	2,010,777
68,400	Precision Castparts Corp.	7,117,020
31,800	Raytheon Co.	1,668,228
55,237	Republic Services, Inc.	1,536,693
17,100	Rockwell Automation, Inc.(a)	1,023,777
8,225	Siemens AG ADR	881,720
3,800	Steelcase, Inc., Class A	75,582
29,000	Stericycle, Inc.†(a)	2,363,500
9,700	Terex Corp.†	696,072

See Notes to Schedules of Investments.
3

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
54,451	Textron, Inc.	$4,889,700
8,167	Timken Co.	247,542
54,444	United Parcel Service, Inc., Class B	3,816,524
55,750	United Technologies Corp.	3,623,750
13,000	Waste Management, Inc.	447,330

		75,672,918

Information Technology — 23.5%
116,000	Adobe Systems, Inc.†(a)	4,837,200
151,600	Agere Systems, Inc.†	3,429,192
77,345	Akamai Technologies, Inc.†	3,861,062
6,175	Alliance Data Systems Corp.†(a)	380,504
10,450	Amdocs, Ltd.†	381,216
37,494	Amphenol Corp., Class A(a)	2,420,988
125,675	Apple, Inc.†	11,676,464
100	Atmel Corp.†	503
15,000	Autodesk, Inc.†	564,000
10,400	AVX Corp.	158,080
469,537	Cisco Systems, Inc.†(a)	11,987,280
42,002	Citrix Systems, Inc.†(a)	1,345,324
37,100	Cognizant Technology Solutions Corp., Class A†	3,274,817
80,553	Corning, Inc.†	1,831,775
43,948	Cypress Semiconductor Corp.†	815,235
36,211	Dell, Inc.†(a)	840,457
1,558	Diebold, Inc.	74,332
16,679	eBay, Inc.†	552,909
109,779	Electronic Data Systems Corp.	3,038,683
405,775	EMC Corp.†	5,619,984
18,900	Factset Research Systems, Inc.	1,187,865
21,759	Google, Inc., Class A†(a)	9,969,104
12,794	Hewitt Associates, Inc., Class A†	373,969
86,020	Hewlett-Packard Co.	3,452,843
31,100	Infosys Technologies, Ltd. ADR	1,562,775
52,390	Integrated Device Technology, Inc.†	807,854
300,694	Intel Corp.(a)	5,752,276
65,417	International Business Machines Corp.(a)	6,166,206
81	International Rectifier Corp.†	3,095
28,264	Jabil Circuit, Inc.	605,132
29,490	Juniper Networks, Inc.†	580,363
58,300	Marvell Technology Group, Ltd.†(a)	980,023
14,574	McAfee, Inc.†	423,812
90,800	MEMC Electronic Materials, Inc.†	5,500,664
2,162	Mettler-Toledo International, Inc.†	193,650
38,300	Microchip Technology, Inc.(a)	1,360,799
344,447	Microsoft Corp.	9,599,738
167,825	Oracle Corp.†	3,042,667
99,979	QUALCOMM, Inc.	4,265,104
475	Riverbed Technology, Inc.†	13,129
342	Salesforce.com, Inc.†	14,645
1,166,182	Sun Microsystems, Inc.†	7,008,754
47,341	Synopsys, Inc.†	1,241,754
30,604	Tech Data Corp.†	1,095,929
1,692	Teradyne, Inc.†	27,986
138,018	Texas Instruments, Inc.(a)	4,154,342
100	Unisys Corp.†	843
29,152	VeriSign, Inc.†	732,298
18,500	Western Union Co. (The)	406,075
137,360	Yahoo!, Inc.†(a)	4,297,994

		131,911,693

Materials — 5.3%
21,600	Agnico-Eagle Mines Ltd.	765,072

See Notes to Schedules of Investments.
4

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Materials (continued)
14,896	Cabot Corp.	$710,986
82,800	Crown Holdings, Inc.†	2,025,288
82,618	Dow Chemical Co. (The)	3,788,862
30,942	du Pont (E.I.) de Nemours & Co.(a)	1,529,463
19,800	Ecolab, Inc.	851,400
20,087	FMC Corp.	1,515,162
10,403	Huntsman Corp.	198,593
12,264	International Flavors & Fragrances, Inc.	579,106
15,200	Martin Marietta Materials, Inc.	2,055,040
165,500	Monsanto Co.	9,095,880
121,115	Owens-Illinois, Inc.†(a)	3,121,134
13,800	Praxair, Inc.	868,848
17,100	Southern Copper Corp.(a)	1,225,386
13,700	United States Steel Corp.	1,358,629

		29,688,849

Telecommunication Services — 3.8%
114,325	America Movil SA de CV ADR, Series L(a)	5,463,592
63,875	American Tower Corp., Class A†	2,487,931
71,800	AT&T, Inc.(a)	2,831,074
17,800	China Mobile, Ltd. ADR	798,330
3,320	Leap Wireless International, Inc.†	219,053
108,816	Level 3 Communications, Inc.†	663,778
147,404	Qwest Communications International, Inc.†	1,325,162
191,617	Sprint Nextel Corp.	3,633,058
96,000	Verizon Communications, Inc.	3,640,320

		21,062,298

Utilities — 1.6%
73,800	AES Corp. (The)†	1,588,176
35,300	Allegheny Energy, Inc.†	1,734,642
8,191	Consolidated Edison, Inc.	418,233
13,900	Constellation Energy Group, Inc.	1,208,605
10,000	Energen Corp.	508,900
41,152	Exelon Corp.	2,827,554
6,849	FPL Group, Inc.	418,953
10,295	ONEOK, Inc.	463,275
130	TXU Corp.	8,333

		9,176,671

Total Common Stock (Cost $493,655,303)		555,756,661

MONEY MARKET FUND — 19.2%
107,419,151	PNC Institutional Money Market Trust 5.33% (Cost $107,419,151)(b)	107,419,151

Total Investments — 118.3% (Cost $601,074,454)		663,175,812
Other Assets & Liabilities, Net — (18.3)%		(102,653,026)

NET ASSETS — 100.0%		$560,522,786

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.
5

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 97.9%

Consumer Discretionary — 10.8%
2,100	Autoliv, Inc.	$119,931
5,900	Autozone, Inc.†	756,026
1,200	Black & Decker Corp.	97,944
1,300	BorgWarner, Inc.	98,046
9,800	Cablevision Systems Corp., Class A	298,214
15,202	CBS Corp., Class B	465,029
8,700	Comcast Corp., Class A†(a)	225,765
1,900	DaimlerChrysler AG	155,439
1,700	Dillard’s, Inc., Class A	55,641
1,300	Dollar Tree Stores, Inc.†	49,712
3,900	Federated Department Stores, Inc.	175,695
5,700	Gap, Inc. (The)	98,097
200	Harman International Industries, Inc.	19,216
26,975	Home Depot, Inc.	991,062
97	Idearc, Inc.	3,405
6,300	Interpublic Group of Cos., Inc.†	77,553
4,648	Johnson Controls, Inc.(a)	439,794
2,600	Jones Apparel Group, Inc.	79,898
38	Liberty Global, Inc., Class A†	1,251
2,600	Limited Brands, Inc.	67,756
12,075	Magna International, Inc., Class A(a)	906,953
3,100	Mattel, Inc.	85,467
5,900	McDonald’s Corp.	265,795
2,000	Office Depot, Inc.†	70,280
3,014	OfficeMax, Inc.	158,958
2,600	Saks, Inc.	54,184
4,130	Sears Holdings Corp.†(a)	744,061
39,357	Time Warner, Inc.(a)	776,120
21,350	TJX Cos., Inc.	575,596
1,400	VF Corp.	115,668
1,300	Viacom, Inc., Class B†	53,443
1,300	Walt Disney Co. (The)	44,759
10,525	Whirlpool Corp.(a)	893,678

		9,020,436

Consumer Staples — 8.3%
5,724	Altria Group, Inc.	502,624
11,832	Anheuser-Busch Cos., Inc.	597,043
17,558	Avon Products, Inc.	654,211
3,300	Brown-Forman Corp., Class B	216,348
2,875	Clorox Co.	183,109
2,300	Colgate-Palmolive Co.	153,617
3,000	ConAgra Foods, Inc.	74,730
2,600	General Mills, Inc.	151,372
200	HJ Heinz Co.	9,424
14,463	Kellogg Co.	743,832
9,200	Kimberly-Clark Corp.	630,108
16,425	Kraft Foods, Inc., Class A(a)	520,016
7,400	Kroger Co. (The)	209,050
600	Loews Corp. - Carolina Group	45,366
1,775	Molson Coors Brewing Co., Class B	167,950
6,600	Procter & Gamble Co.	416,856
2,216	Reynolds American, Inc.(a)	138,301
4,300	Safeway, Inc.	157,552
13,925	Sara Lee Corp.	235,611
100	Supervalu, Inc.	3,907
300	Tyson Foods, Inc., Class A	5,823
23,375	Wal-Mart Stores, Inc.(a)	1,097,456

		6,914,306

Energy — 7.3%
12,995	Arch Coal, Inc.(a)	398,817
10,375	BP PLC ADR	671,781
20,278	Chevron Corp.(a)	1,499,761
4,300	ConocoPhillips	293,905
37,549	Exxon Mobil Corp.	2,833,072

See Notes to Schedules of Investments.
6

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Energy (continued)
2,300	Marathon Oil Corp.	$227,309
650	Occidental Petroleum Corp.	32,051
900	Royal Dutch Shell PLC ADR	59,670
100	Spectra Energy Corp.	2,627
1,300	Total SA ADR	90,714

		6,109,707

Financials — 34.2%
1,800	ACE, Ltd.	102,708
15,650	Allstate Corp. (The)	939,939
250	AMBAC Financial Group, Inc.	21,598
9,470	American International Group, Inc.	636,573
10,325	AON Corp.	391,937
2,100	Astoria Financial Corp.	55,839
51,296	Bank of America Corp.	2,617,122
1,400	BB&T Corp.	57,428
3,300	Bear Stearns Cos., Inc. (The)(a)	496,155
940	Boston Properties, Inc.	110,356
100	Charles Schwab Corp. (The)	1,829
1,300	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	692,198
1,800	Chubb Corp.	93,006
60,975	Citigroup, Inc.	3,130,456
10,175	Comerica, Inc.	601,546
2,100	Conseco, Inc.†	36,330
4,300	Countrywide Financial Corp.	144,652
27,450	Fannie Mae	1,498,221
30,230	Fidelity National Financial, Inc., Class A(a)	725,822
5,701	Fifth Third Bancorp	220,572
25,500	Freddie Mac	1,516,995
4,590	Genworth Financial, Inc., Class A(a)	160,375
3,500	Hartford Financial Services Group, Inc.	334,530
45,771	JPMorgan Chase & Co.	2,214,401
4,100	KeyCorp	153,627
10,146	Lehman Brothers Holdings, Inc.	710,930
2,000	Loews Corp.	90,860
2,035	MBIA, Inc.	133,272
1,100	Merrill Lynch & Co., Inc.	89,837
27,950	MetLife, Inc.	1,765,042
1,900	MGIC Investment Corp.	111,948
100	Moody’s Corp.(a)	6,206
13,375	Morgan Stanley	1,053,415
16,506	National City Corp.(a)	614,848
1,100	Nationwide Financial Services, Class A	59,246
500	NYSE Group, Inc.†(a)	46,875
5,200	Old Republic International Corp.	115,024
7	PMI Group, Inc. (The)	317
3,500	Prudential Financial, Inc.(a)	315,910
2,429	Realogy Corp.†	71,923
1,800	RenaissanceRe Holdings, Ltd.	90,252
4,300	State Street Corp.(a)	278,425
2,100	SunTrust Banks, Inc.	174,384
6,860	TD Ameritrade Holding Corp.†	102,077
17,657	TD Banknorth, Inc.	567,849
13,325	Torchmark Corp.	873,987
4,700	Travelers Cos., Inc. (The)†	243,319
4,800	U.S. Bancorp	167,856
3,100	UnionBanCal Corp.	196,602
26,858	Unum Group(a)	618,540
3,400	Wachovia Corp.	187,170
2,100	Waddell & Reed Financial, Inc., Class A	48,972
27,096	Washington Mutual, Inc.(a)	1,094,136
6,900	Wells Fargo & Co.	237,567
20,875	XL Capital, Ltd., Class A	1,460,415

See Notes to Schedules of Investments.
7

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
1,200	Zions Bancorp.(a)	$101,424

		28,582,843

Health Care — 7.3%
455	Abraxis BioScience, Inc.†(a)	12,153
8,900	AmerisourceBergen Corp.	469,475
9,750	Amgen, Inc.†	544,830
700	Biogen Idec, Inc.†	31,066
36,850	Bristol-Myers Squibb Co.(a)	1,022,956
3,821	Cardinal Health, Inc.	278,742
7,669	Genentech, Inc.†	629,778
6,950	Johnson & Johnson	418,807
7,900	Merck & Co., Inc.	348,943
82,612	Pfizer, Inc.	2,086,779
3,900	Schering-Plough Corp.	99,489
5,400	Tenet Healthcare Corp.†	34,722
2,100	Thermo Fisher Scientific, Inc.†	98,175

		6,075,915

Industrials — 9.2%
500	3M Co.	38,215
18,458	AGCO Corp.†	682,392
700	American Standard Cos., Inc.	37,114
1,500	Avery Dennison Corp.	96,390
581	Avis Budget Group, Inc.†	15,873
7,111	Boeing Co.	632,239
5,289	Burlington Northern Santa Fe Corp.	425,394
2,500	Caterpillar, Inc.	167,575
1,000	Cooper Industries, Ltd., Class A	44,990
250	Cummins, Inc.	36,180
2,735	Dun & Bradstreet Corp.(a)	249,432
1,700	Eaton Corp.	142,052
1,372	FedEx Corp.(a)	147,394
2,910	GATX Corp.	139,098
20,456	General Electric Co.	723,324
1,800	Goodrich Corp.(a)	92,664
16,225	Honeywell International, Inc.	747,324
3,600	Jacobs Engineering Group, Inc.†	167,940
32	Laidlaw International, Inc.	1,107
2,700	Northrop Grumman Corp.	200,394
8,298	Pitney Bowes, Inc.	376,646
1,900	SPX Corp.	133,380
5,766	Textron, Inc.	517,787
1,545	Timken Co.	46,829
20,475	Tyco International, Ltd.	645,986
6,825	Union Pacific Corp.	693,079
6,659	United Parcel Service, Inc., Class B	466,796
243	YRC Worldwide, Inc.†(a)	9,774

		7,677,368

Information Technology — 7.8%
14,975	Affiliated Computer Services, Inc., Class A†	881,728
1,200	Akamai Technologies, Inc.†	59,904
91,510	Alcatel-Lucent ADR (a)	1,081,648
1,500	Arrow Electronics, Inc.†	56,625
18,950	CA, Inc.	490,995
5,645	Cisco Systems, Inc.†(a)	144,117
22,083	Electronic Data Systems Corp.	611,258
8,318	Fidelity National Information Services, Inc.	378,136
8,200	Flextronics International, Ltd.†	89,708
21,662	Hewitt Associates, Inc., Class A†	633,180
700	Hewlett-Packard Co.	28,098
400	International Business Machines Corp.	37,704
7,877	Juniper Networks, Inc.†	155,019

See Notes to Schedules of Investments.
8

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
1,800	Lexmark International, Inc., Class A†	$105,228
28,225	Microsoft Corp.	786,631
4,400	Nokia Oyj ADR	100,848
42,300	Oracle Corp.†	766,899
13,300	Sanmina-SCI Corp.†	48,146
19,400	Solectron Corp.†	61,110
600	Tech Data Corp.†	21,486
600	Yahoo!, Inc.†(a)	18,774

		6,557,242

Materials — 4.3%
600	Bemis Co.	20,034
1,290	Cabot Corp.	61,572
3,000	Crown Holdings, Inc.†	73,380
19,894	Dow Chemical Co. (The)(a)	912,339
11,846	du Pont (E.I.) de Nemours & Co.(a)	585,548
3,726	FMC Corp.	281,052
2,600	Hercules, Inc.†	50,804
11,230	Huntsman Corp.	214,381
1,700	Lubrizol Corp.	87,601
2,200	Mittal Steel Co. NV, Class A†	116,358
31,242	Owens-Illinois, Inc.†(a)	805,106
1,700	PPG Industries, Inc.	119,527
3,900	Smurfit-Stone Container Corp.†	43,914
2,400	Temple-Inland, Inc.	143,376
1,500	Weyerhaeuser Co.	112,110

		3,627,102

Telecommunication Services — 6.1%
2,884	Alltel Corp.	178,808
1,200	American Tower Corp., Class A†	46,740
22,467	AT&T, Inc.(a)	885,874
3,082	EMBARQ Corp.	173,671
10,100	Leap Wireless International, Inc.†	666,398
48,880	Qwest Communications International, Inc.†(a)	439,431
54,706	Sprint Nextel Corp.	1,037,226
42,955	Verizon Communications, Inc.(a)	1,628,853

		5,057,001

Utilities — 2.6%
2,300	Allegheny Energy, Inc.†	113,022
3,100	Dominion Resources, Inc.(a)	275,187
100	Duke Energy Corp.(a)	2,029
1,500	Entergy Corp.	157,380
300	Exelon Corp.	20,613
4,477	FPL Group, Inc.	273,858
284	ONEOK, Inc.	12,780
2,500	Pinnacle West Capital Corp.	120,625
9,850	Sempra Energy	600,948
1,900	TXU Corp.	121,790
9,975	Wisconsin Energy Corp.	483,987
723	Xcel Energy, Inc.	17,851

		2,200,070

Total Common Stock (Cost $67,638,868)		81,821,990

WARRANTS — 0.0%#
581	Raytheon Co. expire 06/16/11 (Cost $9,267)†	10,080

Total Warrants (Cost $9,267)		10,080

MONEY MARKET FUND — 20.9%
17,407,314	PNC Institutional Money Market Trust 5.33% (Cost $17,407,314)(b)	17,407,314

See Notes to Schedules of Investments.
9

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Value
Total Investments — 118.8% (Cost $85,055,449)	$99,239,384
Other Assets & Liabilities, Net — (18.8)%	(15,693,335)

NET ASSETS — 100.0%	$83,546,049

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.
#	Amount represents less than 0.1% of net assets.

See Notes to Schedules of Investments.
10

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 98.1%

Consumer Discretionary — 14.8%
1,620	1-800-FLOWERS.COM, Inc., Class A†	$12,604
1,225	Aaron Rents, Inc.	32,389
700	Aeropostale, Inc.†	28,161
300	Ambassadors Group, Inc.	9,972
160	Bebe Stores, Inc.	2,781
1,390	BJ’s Restaurants, Inc.†	29,371
1,700	Bon-Ton Stores, Inc. (The)	95,608
4,900	Cache, Inc.†	86,975
2,060	Carter’s, Inc.†	52,200
1,265	Catalina Marketing Corp.	39,949
400	Charlotte Russe Holding, Inc.†	11,548
800	Childrens Place Retail Stores, Inc. (The)†	44,608
270	Coinstar, Inc.†	8,451
3,192	Coldwater Creek, Inc.†(a)	64,734
300	Corinthian Colleges, Inc.†	4,125
4,675	DeVry, Inc.	137,211
300	Drugstore.com, Inc.†	774
700	DXP Enterprises, Inc.†(a)	26,740
2,290	Fred’s, Inc.	33,663
2,170	GameStop Corp., Class A†	70,677
1,000	Genesco, Inc.†	41,530
300	Group 1 Automotive, Inc.	11,931
300	GSI Commerce, Inc.†	6,777
3,330	Jackson Hewitt Tax Service, Inc.	107,159
400	Jarden Corp.†(a)	15,320
700	Kimball International, Inc., Class B	13,496
965	Laureate Education, Inc.†	56,906
1,535	Life Time Fitness, Inc.†(a)	78,914
200	Lifetime Brands, Inc.	4,178
200	MarineMax, Inc.†	4,636
100	Matthews International Corp., Class A	4,070
1,037	NetFlix, Inc.†(a)	24,048
2,080	New York & Co., Inc.†	32,843
500	NutriSystem, Inc.†(a)	26,205
1,170	O’Reilly Automotive, Inc.†	38,727
1,663	Overstock.com, Inc.†(a)	27,606
462	Payless Shoesource, Inc.†	15,338
100	Pier 1 Imports, Inc.	691
500	Pre-Paid Legal Services, Inc.†(a)	25,055
1,500	RCN Corp.†	38,325
110	Restoration Hardware, Inc.†	721
12,393	Retail Ventures, Inc.†	260,873
1,530	Ruby Tuesday, Inc.(a)	43,758
200	Scientific Games Corp., Class A†(a)	6,566
915	Shuffle Master, Inc.†(a)	16,699
1,400	Sotheby’s(a)	62,272
790	Source Interlink Cos., Inc.†	5,301
300	Stage Stores, Inc.	6,993
1,137	Stamps.com, Inc.†	16,339
2,200	Strayer Education, Inc.	275,000
1,230	Tractor Supply Co.†(a)	63,345
500	United Auto Group, Inc.	10,150
3,654	Valuevision Media, Inc., Class A†	45,163
1,227	Warnaco Group, Inc. (The)†	34,847
5,700	Wet Seal, Inc. (The), Class A†	37,335
1,700	Zale Corp.†(a)	44,846

		2,296,504

Consumer Staples — 2.8%
200	Alliance One International, Inc.†	1,846
400	Andersons, Inc. (The)(a)	17,760
3,397	Central European Distribution Corp.†	98,887
500	Corn Products International, Inc.	17,795
2,625	Elizabeth Arden, Inc.†	57,278

See Notes to Schedules of Investments.
11

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
200	Great Atlantic & Pacific Tea Co.	$6,636
600	Pantry, Inc. (The)†(a)	27,132
2,960	Performance Food Group Co.†(a)	91,375
200	Pilgrim’s Pride Corp.(a)	6,638
3,200	Playtex Products, Inc.†	43,424
92	Spectrum Brands, Inc.†(a)	582
2,090	SunOpta, Inc.†	24,871
710	Susser Holdings Corp.†	12,318
1,500	Wild Oats Markets, Inc.†	27,300

		433,842

Energy — 5.2%
3,033	Allis-Chalmers Energy, Inc.†(a)	47,770
850	Atwood Oceanics, Inc.†	49,886
100	Aventine Renewable Energy Holdings, Inc.†	1,822
520	Core Laboratories NV†(a)	43,591
2,300	Delek US Holdings, Inc.	43,999
1,550	Delta Petroleum Corp.†(a)	35,588
18,102	Gasco Energy, Inc.†(a)	44,169
300	Global Industries, Ltd.†	5,487
1,130	GMX Resources, Inc.†	34,725
400	Lufkin Industries, Inc.	22,472
100	Metretek Technologies, Inc.†(a)	1,334
1,647	NATCO Group, Inc., Class A†	56,196
1,325	Niko Resources, Ltd.	96,407
2,860	Parallel Petroleum Corp.†	65,637
35,100	Rentech, Inc.†(a)	110,214
860	Tidewater, Inc.(a)	50,379
965	Union Drilling, Inc.†	13,703
440	Universal Compression Holdings, Inc.†	29,779
100	USEC, Inc.†	1,625
1,300	World Fuel Services Corp.	60,138

		814,921

Financials — 4.8%
300	Advance America Cash Advance Centers, Inc.	4,617
2,250	Alexandria Real Estate Equities, Inc.	225,833
850	Boston Private Financial Holdings, Inc.	23,732
300	CompuCredit Corp.†(a)	9,366
3,177	CVB Financial Corp.(a)	37,806
300	Direct General Corp.	6,378
280	Dollar Financial Corp.†	7,084
361	FelCor Lodging Trust, Inc.	9,375
875	Hub International, Ltd.	36,470
566	Independent Bank Corp.	18,644
300	International Securities Exchange Holdings, Inc.	14,640
400	Investment Technology Group, Inc.†	15,680
1,764	Longview Fibre Co.	43,447
92	Luminent Mortgage Capital, Inc.	823
300	Maguire Properties, Inc.	10,668
7,498	Move, Inc.†	41,539
900	Nasdaq Stock Market, Inc. (The)†(a)	26,469
512	National City Corp.(a)	19,072
1,000	NYSE Group, Inc.†(a)	93,750
500	Old Second Bancorp, Inc.	13,700
200	Southside Bancshares, Inc.	4,582
400	Tejon Ranch Co.†	18,920
360	Texas Capital Bancshares, Inc.†	7,380
620	Tower Group, Inc.	19,976
600	WSFS Financial Corp.	38,688

		748,639

See Notes to Schedules of Investments.
12

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Health Care — 11.8%
600	Abaxis, Inc.†	$14,622
400	Adams Respiratory Therapeutics, Inc.†	13,452
600	Air Methods Corp.†	14,412
915	Analogic Corp.	57,535
600	Angiodynamics, Inc.†	10,134
1,060	Arrow International, Inc.	34,090
200	Arthrocare Corp.†	7,208
100	Aspect Medical Systems, Inc.†	1,559
1,730	Bruker BioSciences Corp.†	18,200
1,010	Cambrex Corp.	24,846
700	Centene Corp.†	14,693
200	Cepheid, Inc.†	2,376
1,600	Chemed Corp.	78,336
810	Cooper Cos., Inc. (The)	39,382
600	Corvel Corp.†	18,150
850	Covance, Inc.†	50,439
500	Dionex Corp.†	34,055
1,200	DJO, Inc.†	45,480
1,492	Eclipsys Corp.†	28,751
100	Emageon, Inc.†	1,100
3,401	eResearch Technology, Inc.†	26,732
301	Five Star Quality Care, Inc.†	3,094
1,500	Greatbatch, Inc.†	38,250
400	Haemonetics Corp.†	18,700
700	HealthExtras, Inc.†	20,146
560	Hologic, Inc.†	32,278
700	Integra LifeSciences Holdings Corp.†(a)	31,906
610	Intuitive Surgical, Inc.†(a)	74,158
2,890	inVentiv Health, Inc.†	110,658
2,718	Inverness Medical Innovations, Inc.†	118,994
800	IRIS International, Inc.†(a)	11,160
200	Landauer, Inc.	10,096
350	Matria Healthcare, Inc.†	9,226
340	Medicines Co.†	8,527
340	Molina Healthcare, Inc.†	10,401
210	New River Pharmaceuticals, Inc.†	13,362
100	Novavax, Inc.†	259
500	Odyssey HealthCare, Inc.†	6,565
2,026	Omnicell, Inc.†	42,384
1,600	Panacos Pharmaceuticals, Inc.†	7,408
1,050	Par Pharmaceutical Cos., Inc.†	26,376
300	Penwest Pharmaceuticals Co.†(a)	3,024
400	PolyMedica Corp.	16,932
200	Progenics Pharmaceuticals, Inc.†	4,736
5,700	PSS World Medical, Inc.†	120,498
1,420	Resmed, Inc.†	71,525
2,330	Respironics, Inc.†	97,837
2,870	SonoSite, Inc.†	81,106
650	Sunrise Senior Living, Inc.†	25,688
672	SuperGen, Inc.†	3,965
168	Symbion, Inc.†	3,294
2,590	ThermoGenesis Corp.†	9,428
470	Trizetto Group, Inc.†	9,405
3,652	United Surgical Partners International, Inc.†	112,518
400	United Therapeutics Corp.†(a)	21,512
600	Valeant Pharmaceuticals International	10,374
1,000	Varian, Inc.†	58,260
600	Ventana Medical Systems, Inc.†(a)	25,140
300	WellCare Health Plans, Inc.†	25,575
500	Wright Medical Group, Inc.†	11,145

		1,841,462

Industrials — 21.6%
680	AAR Corp.†	18,741
3,661	ABX Air, Inc.†	25,078
3,900	ACCO Brands Corp.†(a)	93,951

See Notes to Schedules of Investments.
13

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
1,530	Actuant Corp., Class A(a)	$77,663
1,300	Administaff, Inc.	45,760
500	Advisory Board Co. (The)†(a)	25,310
1,300	AGCO Corp.†	48,061
2,674	Airtran Holdings, Inc.†	27,462
2,703	Alaska Air Group, Inc.†(a)	102,984
400	American Commercial Lines, Inc.†(a)	12,580
600	American Ecology Corp.	11,526
500	Astec Industries, Inc.†	20,125
300	Badger Meter, Inc.	7,965
980	BlueLinx Holdings, Inc.	10,290
1,200	Brady Corp., Class A	37,440
5,339	Briggs & Stratton Corp.	164,708
750	Bucyrus International, Inc., Class A	38,625
393	C&D Technologies, Inc.	1,977
3,100	Capstone Turbine Corp.†	3,286
400	Cascade Corp.	23,924
900	CDI Corp.	26,028
1,055	ChoicePoint, Inc.†	39,489
1,100	Clean Harbors, Inc.†	49,742
300	Comfort Systems USA, Inc.	3,594
3,392	Corrections Corp. of America†	179,132
515	CoStar Group, Inc.†	23,010
600	CRA International, Inc.†	31,308
500	Diamond Management & Technology Consultants, Inc.	5,845
1,685	EGL, Inc.†	66,777
300	EMCOR Group, Inc.†	17,694
100	Encore Wire Corp.	2,532
924	EnerSys†	15,874
2,008	ESCO Technologies, Inc.†	89,999
847	Flow International Corp.†	9,097
300	Forward Air Corp.	9,864
340	Franklin Electric Co., Inc.	15,810
1,175	FTI Consulting, Inc.†	39,468
1,957	General Cable Corp.†(a)	104,562
1,600	Genlyte Group, Inc.†	112,880
1,700	Greenbrier Cos., Inc.	45,390
600	Griffon Corp.†	14,850
1,650	Healthcare Services Group	47,272
1,748	Hudson Highland Group, Inc.†	27,251
420	II-VI, Inc.†	14,217
300	Interline Brands, Inc.†	6,576
3,900	Ionatron, Inc.†(a)	18,174
1,289	Kaman Corp.	30,047
200	Kforce, Inc.†	2,754
600	Knight Transportation, Inc.(a)	10,692
1,930	Labor Ready, Inc.†	36,651
100	Ladish Co., Inc.†	3,764
200	Lamson & Sessions Co. (The)†	5,558
1,500	Middleby Corp.†	197,760
1,970	Mobile Mini, Inc.†	52,757
2,165	Navigant Consulting, Inc.†	42,780
1,530	NCI Building Systems, Inc.†(a)	73,042
370	On Assignment, Inc.†	4,592
1,500	Pacer International, Inc.	40,410
1,700	Perini Corp.†	62,662
500	Resources Connection, Inc.†	15,995
1,688	Saia, Inc.†	40,090
200	Shaw Group, Inc. (The)†	6,254
500	Smith (A.O.) Corp.	19,110
620	Superior Essex, Inc.†	21,495
300	TAL International Group, Inc.	7,200
200	Team, Inc.†	7,630
800	Tecumseh Products Co., Class A†	8,056

See Notes to Schedules of Investments.
14

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
2,900	TeleTech Holdings, Inc.†	$106,401
2,653	Tetra Tech, Inc.†	50,566
200	Titan International, Inc.(a)	5,066
8,000	Trex Co., Inc.†(a)	172,240
940	UAP Holding Corp.	24,299
610	United Stationers, Inc.†	36,551
1,263	URS Corp.†	53,791
360	US Airways Group, Inc.†	16,373
400	US Xpress Enterprises, Inc., Class A†	6,904
873	USA Truck, Inc.†	13,566
940	UTi Worldwide, Inc.(a)	23,105
5,423	Wabtec Corp.	187,039
700	Washington Group International, Inc.†	46,494
1,300	Watson Wyatt Worldwide, Inc., Class A	63,245
2,230	Williams Scotsman International, Inc.†	43,842

		3,352,672

Information Technology — 26.1%
1,700	Acxiom Corp.	36,363
1,809	Advanced Analogic Technologies, Inc.†	11,903
7,910	Aeroflex, Inc.†	104,016
1,127	Agilysys, Inc.	25,324
655	Alliance Data Systems Corp.†(a)	40,361
300	Altiris, Inc.†	9,873
100	AMIS Holdings, Inc.†	1,095
100	Anixter International, Inc.†	6,594
960	Ansys, Inc.†(a)	48,739
2,415	aQuantive, Inc.†(a)	67,403
100	Arris Group, Inc.†	1,408
1,493	Art Technology Group, Inc.†	3,464
2,784	Asyst Technologies, Inc.†	19,572
3,380	ATMI, Inc.†	103,327
500	Avid Technology, Inc.†(a)	17,440
3,205	Avocent Corp.†	86,439
900	Bankrate, Inc.†(a)	31,716
100	Bell Microproducts, Inc.†	640
4,050	Benchmark Electronics, Inc.†	83,673
1,450	Blue Coat Systems, Inc.†	53,258
12,324	Bookham, Inc.†(a)	27,975
590	Brooks Automation, Inc.†	10,118
520	Cabot Microelectronics Corp.†	17,425
1,100	CACI International, Inc., Class A†	51,546
3,446	Carrier Access Corp.†	17,609
100	C-COR, Inc.†	1,386
2,330	Ceridian Corp.†	81,177
600	Checkpoint Systems, Inc.†	14,196
400	Cirrus Logic, Inc.†	3,064
48,854	CMGI, Inc.†	103,570
7,972	CNET Networks, Inc.†	69,436
80	Cogent, Inc.†	1,076
1,530	Concur Technologies, Inc.†(a)	26,714
1,800	Conexant Systems, Inc.†(a)	2,970
283	Covansys Corp.†	6,984
1,681	CSG Systems International, Inc.†	42,059
1,050	Cymer, Inc.†(a)	43,627
600	Cypress Semiconductor Corp.†(a)	11,130
1,340	Digital River, Inc.†(a)	74,035
707	Diodes, Inc.†	24,639
600	DSP Group, Inc.†	11,400
500	Emcore Corp.†(a)	2,500
1,300	Emulex Corp.†	23,777
100	eSpeed, Inc., Class A†	950
710	Factset Research Systems, Inc.	44,624
3,095	FEI Co.†	111,606
950	Finisar Corp.†	3,325

See Notes to Schedules of Investments.
15

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
12,856	Gateway, Inc.†	$28,155
100	Hypercom Corp.†	596
1,900	Hyperion Solutions Corp.†(a)	98,477
2,533	ID Systems, Inc.†(a)	30,472
5,058	Ikanos Communications, Inc.†	39,301
100	Informatica Corp.†	1,343
5,240	Insight Enterprises, Inc.†	94,215
647	Interdigital Communications Corp.†	20,490
2,200	Intermec, Inc.†	49,148
1,460	Internap Network Services Corp.†	22,995
1,235	International Rectifier Corp.†(a)	47,189
300	InterVoice, Inc.†	1,992
1,300	Itron, Inc.†	84,552
2,240	Ixia†	20,832
1,000	j2 Global Communications, Inc.†	27,720
750	Kronos, Inc.†	40,125
200	Lightbridge, Inc.†	3,514
3,642	Lionbridge Technologies, Inc.†	18,538
450	Littelfuse, Inc.†	18,270
800	Macrovision Corp.†	20,040
1,100	Manhattan Associates, Inc.†	30,173
2,560	Mantech International Corp., Class A†	85,530
400	Mattson Technology, Inc.†	3,640
1,200	MicroStrategy, Inc., Class A†	151,668
3,258	Microtune, Inc.†	13,423
1,838	Mindspeed Technologies, Inc.†	3,988
2,800	MIPS Technologies, Inc.†	25,004
1,800	Monolithic Power Systems, Inc.†	23,220
3,340	MPS Group, Inc.†	47,261
1,213	Multi-Fineline Electronix, Inc.†(a)	18,620
1,455	NCI, Inc., Class A†	21,461
1,128	Netgear, Inc.†	32,182
400	Netlogic Microsystems, Inc.†(a)	10,648
200	Netscout Systems, Inc.†	1,810
1,490	NICE Systems, Ltd. ADR †	50,690
10	Nuance Communications, Inc.†(a)	153
1,480	Occam Networks, Inc.†	16,532
361	Omnivision Technologies, Inc.†(a)	4,679
1,455	Online Resources Corp.†	16,689
3,320	Opnet Technologies, Inc.†	44,853
337	Opsware, Inc.†	2,443
1,847	OSI Systems, Inc.†	48,835
1,313	Perot Systems Corp., Class A†	23,463
200	Photon Dynamics, Inc.†	2,522
300	PLX Technology, Inc.†	2,922
170	PMC - Sierra, Inc.†	1,192
1,340	Polycom, Inc.†(a)	44,662
1,161	Powerwave Technologies, Inc.†	6,606
2,900	Progress Software Corp.†	90,480
680	Quality Systems, Inc.(a)	27,200
400	Rackable Systems, Inc.†(a)	6,788
2,085	RightNow Technologies, Inc.†	34,152
1,970	Rogers Corp.†	87,370
1,300	Rudolph Technologies, Inc.†	22,672
694	SafeNet, Inc.†	19,640
92	Silicon Image, Inc.†	751
900	Silicon Storage Technology, Inc.†	4,437
2,800	Sirenza Microdevices, Inc.†	24,136

See Notes to Schedules of Investments.
16

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
400	Sirf Technology Holdings, Inc.†	$11,104
6,538	Skyworks Solutions, Inc.†	37,594
1,480	Sohu.com, Inc.†	31,716
1,476	Sonus Networks, Inc.†(a)	11,911
400	Standard Microsystems Corp.†	12,216
500	Sunpower Corp., Class A†(a)	22,750
2,705	Symmetricom, Inc.†	22,452
1,156	Synaptics, Inc.†	29,570
700	SYNNEX Corp.†	14,868
400	Syntel, Inc.	13,860
1,870	Talx Corp.	61,953
1,241	Tekelec†	18,503
1,500	Terremark Worldwide, Inc.†	12,090
2,940	Tessera Technologies, Inc.†	116,836
500	TNS, Inc.†	8,045
200	Transaction Systems Architects, Inc.†	6,478
100	TTM Technologies, Inc.†	954
100	Ultratech, Inc.†	1,361
500	Utstarcom, Inc.†(a)	4,145
3,835	Valueclick, Inc.†	100,209
1,150	Varian Semiconductor Equipment Associates, Inc.†	61,387
1,010	Vasco Data Security International†	18,049
1,440	Veeco Instruments, Inc.†	28,080
531	Verint Systems, Inc.†	17,072
100	Vignette Corp.†	1,857
2,147	Volterra Semiconductor Corp.†	28,040
556	Websense, Inc.†	12,782
3,321	Zoran Corp.†	56,523

		4,064,390

Materials — 5.0%
7,400	AK Steel Holding Corp.†	173,086
1,730	Albemarle Corp.	71,518
500	Arch Chemicals, Inc.	15,610
3,912	Coeur d’Alene Mines Corp.†	16,078
6,300	Compass Minerals International, Inc.(a)	210,420
1,000	H.B. Fuller Co.	27,270
1,666	Hecla Mining Co.†	15,094
610	Koppers Holdings, Inc.	15,653
700	RTI International Metals, Inc.†	63,707
800	Silgan Holdings, Inc.	40,888
900	Stillwater Mining Co.†	11,421
300	Texas Industries, Inc.	22,659
4,349	Wausau Paper Corp.	62,452
1,176	Wheeling-Pittsburgh Corp.†	27,859

		773,715

Telecommunication Services — 2.2%
2,992	Alaska Communications Systems Group, Inc.	44,132
1,210	Cbeyond, Inc.†	35,489
6,867	Centennial Communications Corp.†	56,516
1,844	Cincinnati Bell, Inc.†	8,667
7,686	Dobson Communications Corp., Class A†	66,023
100	FiberTower Corp.†(a)	519
150	Golden Telecom, Inc.	8,307
300	iPCS, Inc.†	14,697
190	NTELOS Holdings Corp.†	3,652
280	SBA Communications Corp., Class A†	8,274
3,261	Time Warner Telecom, Inc., Class A†(a)	67,731
600	USA Mobility, Inc.	11,958
5,285	Vonage Holdings Corp.†(a)	18,233
1,100	Wireless Facilities, Inc.†	1,430

		345,628

See Notes to Schedules of Investments.
17

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Utilities — 3.8%
1,500	Allete, Inc.	$69,930
2,700	Black Hills Corp.(a)	99,279
5,407	Integrys Energy Group, Inc.	300,123
2,168	PNM Resources, Inc.(a)	70,027
1,540	Unisource Energy Corp.	57,827

		597,186

Total Common Stock (Cost $12,651,615)		15,268,959

MONEY MARKET FUND — 21.6%
3,363,121	PNC Institutional Money Market Trust 5.33% (Cost $3,363,121)(b)	3,363,121

Total Investments — 119.7% (Cost $16,014,736)		18,632,080
Other Assets & Liabilities, Net — (19.7)%		(3,070,969)

NET ASSETS — 100.0%		$15,561,111

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.
18

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 97.9%

Consumer Discretionary — 10.3%
200	Asbury Automotive Group, Inc.	$5,650
100	Audiovox Corp., Class A†	1,473
3,600	Big Lots, Inc.†(a)	112,608
800	Bluegreen Corp.†	9,032
1,942	Bon-Ton Stores, Inc. (The)	109,218
1,300	Building Materials Holding Corp.	23,543
64	Charming Shoppes, Inc.†	829
37	Cost Plus, Inc.†(a)	370
2,077	CSK Auto Corp.†	35,724
522	Educate, Inc.†	3,999
10,850	Fossil, Inc.†	287,199
800	FTD Group, Inc.	13,224
800	Genesco, Inc.†	33,224
7,400	Golfsmith International Holdings, Inc.†	64,380
3,400	Group 1 Automotive, Inc.	135,218
10,600	Hooker Furniture Corp.	212,530
500	Interactive Data Corp.	12,375
8,600	Jackson Hewitt Tax Service, Inc.	276,748
100	Jo-Ann Stores, Inc.†	2,725
10	K2, Inc.†	121
600	Kimball International, Inc., Class B	11,568
1,140	Lear Corp.†	41,621
1,000	Lifetime Brands, Inc.	20,890
176	Men’s Wearhouse, Inc. (The)	8,281
1,300	Modine Manufacturing Co.	29,770
2,200	New York & Co., Inc.†	34,738
760	Overstock.com, Inc.†(a)	12,616
4,741	Payless Shoesource, Inc.†	157,401
1,123	Perry Ellis International, Inc.†	35,925
5,255	RCN Corp.†	134,265
270	Regis Corp.	10,900
17,235	Retail Ventures, Inc.†	362,797
6,150	Sauer-Danfoss, Inc.	185,115
730	Scholastic Corp.†	22,703
9,540	Source Interlink Cos., Inc.†	64,013
5,425	Stage Stores, Inc.	126,457
100	Stein Mart, Inc.	1,632
1,444	Stewart Enterprises, Inc., Class A	11,639
2,500	Tenneco, Inc.†	63,650
2,000	United Auto Group, Inc.	40,600
5,688	Valuevision Media, Inc., Class A†	70,304
2,565	Warnaco Group, Inc. (The)†	72,846
100	West Marine, Inc.†	1,821
1,508	Zale Corp.†(a)	39,781

		2,901,523

Consumer Staples — 5.1%
9,501	Alliance One International, Inc.†	87,694
11,400	Casey’s General Stores, Inc.	285,114
1,752	Chiquita Brands International, Inc.	24,563
5,498	Corn Products International, Inc.	195,674
21,550	Del Monte Foods Co.	247,394
600	Pilgrim’s Pride Corp.(a)	19,914
2,300	Playtex Products, Inc.†	31,211
8,300	Premium Standard Farms, Inc.	174,632
1,000	Smart & Final, Inc.†	21,770
6,834	Spectrum Brands, Inc.†(a)	43,259
2,672	Universal Corp.	163,927
4,550	WD-40 Co.	144,281

		1,439,433

Energy — 5.2%
10,900	Acergy SA ADR †(a)	232,061

See Notes to Schedules of Investments.
19

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Energy (continued)
100	Allis-Chalmers Energy, Inc.†(a)	$1,575
5,300	Bill Barret Corp.†	171,773
200	Delek US Holdings, Inc.	3,826
5,850	Denbury Resources, Inc.†	174,272
300	NATCO Group, Inc., Class A†	10,236
2,400	Range Resources Corp.	80,160
37,000	Rentech, Inc.†(a)	116,180
4,937	Universal Compression Holdings, Inc.†	334,136
3,140	USEC, Inc.†	51,025
22,400	Warren Resources, Inc.†(a)	291,872

		1,467,116

Financials — 22.1%
9	21st Century Insurance Group	191
3,250	Affiliated Managers Group, Inc.†(a)	352,138
8,700	Alesco Financial, Inc.	75,777
3,693	Alexandria Real Estate Equities, Inc.	370,666
100	Amcore Financial, Inc.	3,175
1,416	American Equity Investment Life Holding Co.(a)	18,592
10,631	Anworth Mortgage Asset Corp.	103,865
100	Ashford Hospitality Trust, Inc.	1,194
8,505	Bancorp, Inc. (The)†	221,130
818	Brandywine Realty Trust(a)	27,329
100	Calamos Asset Management, Inc., Class A	2,232
100	Chittenden Corp.	3,019
186	Citizens Banking Corp.	4,122
23	Clifton Savings Bancorp, Inc.	275
975	Colonial Properties Trust	44,528
14,800	CompuCredit Corp.†(a)	462,056
13	CVB Financial Corp.(a)	155
3,350	Delphi Financial Group, Class A	134,770
21	Donegal Group, Inc., Class A	357
57	Equity One, Inc.	1,510
330	First Citizens BancShares, Inc., Class A	66,330
1,260	First Community Bancshares, Inc.	49,140
937	First Financial Bankshares, Inc.	39,185
3,800	First Industrial Realty Trust, Inc.	172,140
5,600	First Niagara Financial Group, Inc.	77,896
2,950	First Republic Bank	158,415
11,650	Franklin Bank Corp.†	208,186
285	GAMCO Investors, Inc., Class A	12,349
374	Harleysville Group, Inc.	12,151
2,064	Highwoods Properties, Inc.	81,507
2,500	Home Properties, Inc.	132,025
9,700	HomeBanc Corp.	33,853
2,551	IBERIABANK Corp.	141,989
61	Independent Bank Corp.	2,009
3,950	IndyMac Bancorp, Inc.(a)	126,598
5,489	Irwin Financial Corp.	102,315
1,310	ITLA Capital Corp.	68,146
2,368	Jones Lang LaSalle, Inc.	246,935
800	Lakeland Financial Corp.	18,160
2,153	LandAmerica Financial Group, Inc.	159,128
1,590	Longview Fibre Co.	39,162
65	LTC Properties, Inc.	1,684
11,867	Luminent Mortgage Capital, Inc.	106,091
2,006	MAF Bancorp, Inc.	82,928
800	Midland Co. (The)	33,936

See Notes to Schedules of Investments.
20

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
100	Mid-State Bancshares	$3,669
8,500	Move, Inc.†	47,090
101	Nasdaq Stock Market, Inc. (The)†(a)	2,970
2,800	National Financial Partners Corp.(a)	131,348
100	National Health Investors, Inc.	3,134
1,336	National Penn Bancshares, Inc.	25,250
790	Navigators Group, Inc.†	39,634
1,816	NBT Bancorp, Inc.	42,549
1,500	Netbank, Inc.	3,315
15,300	New York Mortgage Trust, Inc.	38,862
1,000	Odyssey Re Holdings Corp.(a)	39,310
55	Old National Bancorp	1,000
17	Omega Healthcare Investors, Inc.	292
520	Pennsylvania Real Estate Investment Trust	23,052
2,421	PFF Bancorp, Inc.	73,429
16,504	Phoenix Cos., Inc. (The)	229,076
6,100	PMA Capital Corp., Class A†	57,279
1,421	Portfolio Recovery Associates, Inc.†	63,448
1,637	Potlatch Corp.	74,942
1,020	ProAssurance Corp.†	52,173
872	Prosperity Bancshares, Inc.	30,293
39,450	Quanta Capital Holdings, Ltd.†	82,450
6,700	RAIT Financial Trust	187,198
700	Ramco-Gershenson Properties Trust	24,997
1,300	Rewards Network, Inc.†	6,890
1,500	RLI Corp.	82,395
503	Santander BanCorp	8,858
100	Security Bank Corp.	2,014
3,600	Selective Insurance Group	91,656
1,515	Sterling Financial Corp.	47,253
644	Sun Bancorp, Inc.†	11,972
2,100	SVB Financial Group†	102,039
100	Texas Capital Bancshares, Inc.†	2,050
1,127	Umpqua Holdings Corp.	30,170
200	United Community Banks, Inc.	6,558
3,300	United Fire & Casualty Co.	115,929
132	Universal Health Realty Income Trust	4,719
31	USB Holding Co., Inc.	703
37,000	W Holding Co., Inc.	185,000
640	World Acceptance Corp.†	25,568
3,300	WSFS Financial Corp.	212,784
300	Zenith National Insurance Corp.	14,181

		6,226,838

Health Care — 1.9%
3,000	Bio-Rad Laboratories, Inc., Class A†	209,520
2,307	Chemed Corp.	112,951
200	Eclipsys Corp.†	3,854
1,815	Greatbatch, Inc.†	46,282
2,883	Inverness Medical Innovations, Inc.†	126,218
600	Providence Service Corp. (The)†	14,232

		513,057

Industrials — 21.8%
1,555	ABM Industries, Inc.	41,036
7,075	ABX Air, Inc.†	48,464
8,100	ACCO Brands Corp.†	195,129
8,700	AGCO Corp.†(a)	321,639
2,500	Airtran Holdings, Inc.†	25,675

See Notes to Schedules of Investments.
21

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
11,683	Alaska Air Group, Inc.†(a)	$445,122
5,600	Albany International Corp., Class A	201,264
310	Astec Industries, Inc.†	12,478
1,844	Blount International, Inc.†	22,958
800	BlueLinx Holdings, Inc.	8,400
7,300	Briggs & Stratton Corp.	225,205
2,544	Cascade Corp.	152,157
11,019	CBIZ, Inc.†	78,235
1,084	CDI Corp.	31,349
4,549	Corrections Corp. of America†	240,233
1,800	Curtiss-Wright Corp.	69,372
100	Diamond Management & Technology Consultants, Inc.	1,169
1,900	Dollar Thrifty Automotive Group†	96,976
520	Dynamic Materials Corp.†	17,014
1,300	EDO Corp.	34,060
844	EGL, Inc.†	33,448
1,400	EnPro Industries, Inc.†	50,470
3,579	Federal Signal Corp.	55,546
3,840	FTI Consulting, Inc.†	128,986
180	G&K Services, Inc., Class A	6,530
500	Gardner Denver, Inc.†	17,425
481	GATX Corp.	22,992
4,550	General Cable Corp.†(a)	243,107
1,320	Genesee & Wyoming, Inc., Class A†	35,125
2,700	Genlyte Group, Inc.†	190,485
800	Greenbrier Cos., Inc.	21,360
17,800	Griffon Corp.†	440,550
7,000	Hudson Highland Group, Inc.†	109,130
420	IKON Office Solutions, Inc.	6,035
6,300	Kadant, Inc.†	159,768
2,572	Kaman Corp.	59,953
6,300	Kennametal, Inc.	425,943
300	Kforce, Inc.†	4,131
3,610	Laidlaw International, Inc.	124,906
5,650	Lincoln Electric Holdings, Inc.	336,514
16,950	Marten Transport, Ltd.†	269,166
119	Moog, Inc., Class A†	4,956
88	Pacer International, Inc.	2,371
2,550	RBC Bearings, Inc.†	85,246
2,592	Saia, Inc.†	61,560
400	School Specialty, Inc.†(a)	14,444
1,145	Shaw Group, Inc. (The)†	35,804
310	SIRVA, Inc.†	1,107
2,915	Smith (A.O.) Corp.	111,411
100	Spherion Corp.†	882
1,700	Superior Essex, Inc.†	58,939
552	TAL International Group, Inc.	13,248
1,500	Tecumseh Products Co., Class A†	15,105
1,600	TeleTech Holdings, Inc.†	58,704
100	Titan International, Inc.(a)	2,533
454	Tredegar Corp.	10,347
1,090	Trex Co., Inc.†(a)	23,468
3,700	UAP Holding Corp.	95,645
2,337	United Stationers, Inc.†	140,033
3,041	URS Corp.†	129,516
300	Viad Corp.	11,580
500	Wabtec Corp.	17,245
2,920	Washington Group International, Inc.†	193,946
750	Waste Connections, Inc.†	22,455

		6,120,050

Information Technology — 10.8%
1,970	Actel Corp.†	32,544
348	Adaptec, Inc.†	1,347
15,800	Aeroflex, Inc.†	207,770
5,138	Agilysys, Inc.	115,451
1,050	AMIS Holdings, Inc.†	11,498

See Notes to Schedules of Investments.
22

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
100	Anaren, Inc.†	$1,761
4,200	Anixter International, Inc.†	276,948
8,607	Applied Micro Circuits Corp.†	31,416
1,100	Asyst Technologies, Inc.†	7,733
1,599	Axcelis Technologies, Inc.†	12,216
3,846	Bell Microproducts, Inc.†	24,614
825	Benchmark Electronics, Inc.†	17,044
84	BISYS Group, Inc. (The)†	963
20,362	Bookham, Inc.†(a)	46,222
792	Checkpoint Systems, Inc.†	18,739
4,262	Ciber, Inc.†	33,542
69,583	CMGI, Inc.†	147,516
200	Coherent, Inc.†	6,348
4,800	CommScope, Inc.†	205,920
400	Conexant Systems, Inc.†(a)	660
3,330	CTS Corp.	46,021
100	Dycom Industries, Inc.†	2,606
100	Electro Scientific Industries, Inc.†	1,924
13,499	Electronics for Imaging†	316,552
2,066	Entegris, Inc.†	22,106
1,522	eSpeed, Inc., Class A†	14,459
17,700	Gateway, Inc.†	38,763
710	Imation Corp.	28,670
100	Infospace, Inc.†	2,567
1,800	Insight Enterprises, Inc.†	32,364
24	Interwoven, Inc.†	406
1,100	Itron, Inc.†	71,544
11,050	Keithley Instruments, Inc.	168,954
10	Kemet Corp.†	76
3,255	Lightbridge, Inc.†	57,190
12,200	Mattson Technology, Inc.†	111,020
2,300	Methode Electronics, Inc.	33,971
100	MIPS Technologies, Inc.†	893
100	MPS Group, Inc.†	1,415
100	Paxar Corp.†	2,870
100	Perot Systems Corp., Class A†	1,787
100	Photon Dynamics, Inc.†	1,261
8,100	Powerwave Technologies, Inc.†	46,089
36,500	Quantum Corp.†	98,550
100	Radisys Corp.†	1,634
5,400	Rudolph Technologies, Inc.†	94,176
2,700	SafeNet, Inc.†	76,410
5,623	Silicon Storage Technology, Inc.†	27,721
2,342	Skyworks Solutions, Inc.†	13,466
200	Standard Microsystems Corp.†	6,108
1,060	SYKES Enterprises, Inc.†	19,334
1,490	SYNNEX Corp.†	31,648
1,460	Talx Corp.	48,370
10	Tech Data Corp.†	358
200	Technitrol, Inc.	5,238
100	TNS, Inc.†	1,609
800	Ulticom, Inc.†	6,560
2,200	Vasco Data Security International†	39,314
1,090	Veeco Instruments, Inc.†	21,255
593	Vignette Corp.†	11,012
20,258	Zoran Corp.†	344,791

		3,051,314

Materials — 11.6%
3,073	AK Steel Holding Corp.†	71,877
2,100	Aptargroup, Inc.	140,553
2,918	Arch Chemicals, Inc.	91,100
10,766	Bowater, Inc.(a)	256,446
13,708	Buckeye Technologies, Inc.†	177,930
1,700	Caraustar Industries, Inc.†	10,676
5,300	Century Aluminum Co.†	248,464
1,900	CF Industries Holdings, Inc.	73,245
668	Chesapeake Corp.	10,087

See Notes to Schedules of Investments.
23

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Materials (continued)
1,140	Ferro Corp.	$24,635
10,450	Gibraltar Industries, Inc.	236,379
7,400	Glatfelter	110,334
3,190	H.B. Fuller Co.	86,991
1,530	Koppers Holdings, Inc.	39,260
50	Pope & Talbot, Inc.†(a)	338
700	Royal Gold, Inc.(a)	21,070
18,050	Sappi, Ltd. ADR	281,761
7,500	Schulman (A.), Inc.	176,700
1,300	Silgan Holdings, Inc.	66,443
6,800	Smurfit-Stone Container Corp.†	76,568
6,270	Spartech Corp.	183,962
32	Terra Industries, Inc.†	560
3,783	Texas Industries, Inc.	285,730
39,109	Wausau Paper Corp.	561,605
1,610	Wheeling-Pittsburgh Corp.†	38,141

		3,270,855

Telecommunication Services — 1.9%
11,462	Alaska Communications Systems Group, Inc.	169,065
4,958	Centennial Communications Corp.†	40,804
19,620	Cincinnati Bell, Inc.†	92,214
400	Dobson Communications Corp., Class A†	3,436
1,600	IDT Corp., Class B	18,160
5,800	Iowa Telecommunications Services, Inc.	116,000
600	Time Warner Telecom, Inc., Class A†(a)	12,462
3,200	USA Mobility, Inc.	63,776
5,631	Vonage Holdings Corp.†(a)	19,427

		535,344

Utilities — 7.2%
1,800	Allete, Inc.	83,916
13,217	Black Hills Corp.(a)	485,989
400	Duquesne Light Holdings, Inc.	7,916
10,135	Integrys Energy Group, Inc.	562,594
2,200	Laclede Group, Inc. (The)	68,376
2,324	Northwest Natural Gas Co.	106,137
3,600	Otter Tail Corp.	123,264
9,870	PNM Resources, Inc.(a)	318,801
9,371	Sierra Pacific Resources†	162,868
3,200	Unisource Energy Corp.	120,160

		2,040,021

Total Common Stock (Cost $23,605,725)		27,565,551

MONEY MARKET FUND — 14.1%
3,958,656	PNC Institutional Money Market Trust 5.33% (Cost $3,958,656)(b)	3,958,656

Total Investments — 112.0% (Cost $27,564,381)		31,524,207
Other Assets & Liabilities, Net — (12.0)%		(3,373,609)

NET ASSETS — 100.0%		$28,150,598

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.
24

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 99.7%

Consumer Discretionary — 11.3%
200	4Kids Entertainment, Inc.†	$3,784
700	99 Cents Only Stores†	10,311
450	Aaron Rents, Inc.	11,898
2,200	Abercrombie & Fitch Co., Class A(a)	166,496
800	Acme United Corp.	11,120
3,850	Advance Auto Parts, Inc.	148,418
550	Aeropostale, Inc.†	22,126
200	AFC Enterprises†	4,010
100	Aftermarket Technology Corp.†	2,428
1,200	Aldila, Inc.	19,632
4,600	Amazon.com, Inc.†(a)	183,034
400	Ambassadors Group, Inc.	13,296
3,050	American Eagle Outfitters(a)	91,470
450	American Greetings Corp., Class A	10,445
1,300	America’s Car-Mart, Inc.†(a)	17,368
200	Ameristar Casinos, Inc.	6,422
950	AnnTaylor Stores Corp.†	36,841
2,825	Apollo Group, Inc., Class A†	124,018
950	Applebees International, Inc.(a)	23,541
2,550	ArvinMeritor, Inc.(a)	46,538
200	Ashworth, Inc.†	1,514
2,300	Autonation, Inc.†	48,852
1,600	Autozone, Inc.†	205,024
100	Barnes & Noble, Inc.	3,945
2,050	Bebe Stores, Inc.	35,629
5,300	Bed Bath & Beyond, Inc.†	212,901
3,000	Belo Corp., Class A	56,010
6,900	Best Buy Co., Inc.(a)	336,168
200	Big 5 Sporting Goods Corp.	5,184
600	Big Dog Holdings, Inc.†(a)	9,600
1,750	Big Lots, Inc.†(a)	54,740
1,900	Black & Decker Corp.	155,078
1,800	Blue Nile, Inc.†	73,188
550	Blyth, Inc.	11,610
400	Bon-Ton Stores, Inc. (The)	22,496
700	Books-A-Million, Inc.	9,968
400	Borders Group, Inc.	8,168
640	BorgWarner, Inc.	48,269
500	Boyd Gaming Corp.	23,820
2,000	Brinker International, Inc.	65,400
1,200	Brunswick Corp.	38,220
1,600	Burger King Holdings, Inc.	34,560
3,400	Cablevision Systems Corp., Class A	103,462
200	Cache, Inc.†	3,550
250	California Pizza Kitchen, Inc.†	8,222
500	Callaway Golf Co.(a)	7,880
3,200	Career Education Corp.†	97,600
1,500	Caribou Coffee Co., Inc.†	10,860
3,780	Carmax, Inc.†	92,761
1,800	Carmike Cinemas, Inc.	41,760
6,650	Carnival Corp.	311,619
800	Carter’s, Inc.†	20,272
10,562	CBS Corp., Class B	323,092
250	CEC Entertainment, Inc.†	10,385
2,300	Centex Corp.	96,094
2,350	Champion Enterprises, Inc.†	20,680
962	Charles & Covard, Ltd.(a)	6,041
1,350	Charming Shoppes, Inc.†	17,482
850	Cheesecake Factory (The)†	22,652
4,800	Chico’s FAS, Inc.†	117,264
4,800	Circuit City Stores, Inc.(a)	88,944
1,450	Citadel Broadcasting Corp.	13,790
400	CKE Restaurants, Inc.	7,544
800	CKX, Inc.†(a)	8,880
800	Claire’s Stores, Inc.	25,696
7,787	Clear Channel Communications, Inc.	272,856
5,000	Coach, Inc.†(a)	250,250

See Notes to Schedules of Investments.
25

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,200	Coachmen Industries, Inc.	$12,636
700	Cobra Electronics Corp.	7,252
1,000	Coldwater Creek, Inc.†(a)	20,280
200	Collectors Universe	2,802
48,558	Comcast Corp., Class A†(a)	1,260,080
2,800	Comstock Homebuilding Cos., Inc., Class A†(a)	11,340
1,800	Cooper Tire & Rubber Co.	32,922
550	Corinthian Colleges, Inc.†	7,562
700	Cox Radio, Inc., Class A†	9,555
3,300	Crown Media Holdings, Inc., Class A†(a)	17,589
650	CSK Auto Corp.†	11,180
1,800	CSS Industries, Inc.	67,464
1,400	Cumulus Media, Inc., Class A†	13,132
350	Dana Corp.†	306
2,800	Darden Restaurants, Inc.	115,332
1,800	Deckers Outdoor Corp.†(a)	127,836
200	Design Within Reach, Inc.†	1,148
250	DeVry, Inc.	7,338
600	Dillard’s, Inc., Class A	19,638
800	Directed Electronics, Inc.†	7,168
13,652	DIRECTV Group, Inc. (The)†	314,952
4,000	Discovery Holding Co., Class A†	76,520
200	Dixie Group, Inc.†	2,406
4,331	Dollar General Corp.	91,601
1,250	Dollar Tree Stores, Inc.†	47,800
1,250	Dover Downs Gaming & Entertainment, Inc.	16,100
300	Dow Jones & Co., Inc.	10,341
3,523	DR Horton, Inc.(a)	77,506
200	Dreamworks Animation SKG, Inc., Class A†	6,116
4,100	Eastman Kodak Co.	92,496
3,500	EchoStar Communications Corp., Class A†(a)	152,005
1,200	Educate, Inc.†	9,192
1,419	Emmis Communications Corp., Class A	11,976
1,400	Empire Resorts, Inc.†	13,146
2,400	Entravision Communications Corp., Class A†	22,416
700	Everlast Worldwide, Inc.†	14,056
1,350	EW Scripps Co., Class A	60,318
200	Exide Technologies†	1,740
4,790	Expedia, Inc.†	111,033
2,800	Family Dollar Stores, Inc.	82,936
200	Famous Dave’s Of America, Inc.†	3,614
9,498	Federated Department Stores, Inc.	427,885
700	Finish Line (The), Class A	8,820
2,500	Fleetwood Enterprises, Inc.†	19,775
1,900	Foot Locker, Inc.	44,745
30,585	Ford Motor Co.(a)	241,316
2,800	Fortune Brands, Inc.(a)	220,696
400	Forward Industries, Inc.†	1,664
100	Fossil, Inc.†	2,647
800	Fred’s, Inc.	11,760
2,000	FTD Group, Inc.	33,060
1,300	Furniture Brands International, Inc.	20,514
700	Gaiam, Inc., Class A†	11,018
1,200	GameStop Corp., Class A†	39,084
1,200	Gaming Partners International Corp.	21,840
3,300	Gannett Co., Inc.	185,757
10,250	Gap, Inc. (The)	176,402
2,600	Garmin, Ltd.(a)	140,790
300	Gaylord Entertainment Co.†	15,861
100	Gemstar-TV Guide International, Inc.†	419
8,320	General Motors Corp.(a)	254,925
2,360	Gentex Corp.	38,350
3,000	Genuine Parts Co.	147,000
2,800	Getty Images, Inc.†	136,164

See Notes to Schedules of Investments.
26

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
2,150	Goodyear Tire & Rubber Co. (The)†(a)	$67,058
1,600	Gray Television, Inc.	16,672
1,900	GSI Commerce, Inc.†	42,921
200	Guitar Center, Inc.†	9,024
3,960	H&R Block, Inc.(a)	83,318
100	Handleman Co.	697
1,196	Hanesbrands, Inc.†	35,150
3,850	Harley-Davidson, Inc.(a)	226,188
1,600	Harman International Industries, Inc.	153,728
3,257	Harrah’s Entertainment, Inc.	275,054
200	Harte-Hanks, Inc.	5,518
4,150	Hasbro, Inc.(a)	118,773
1,800	Helen of Troy, Ltd.†	40,878
200	Hibbett Sports, Inc.†	5,718
6,515	Hilton Hotels Corp.(a)	234,279
34,300	Home Depot, Inc.	1,260,182
700	Hooker Furniture Corp.	14,035
700	Hot Topic, Inc.†	7,770
2,300	Hovnanian Enterprises, Inc., Class A†(a)	57,868
3,990	IAC/InterActiveCorp.†(a)	150,464
2,324	Idearc, Inc.	81,572
200	Infosonics Corp.†(a)	726
5,750	International Game Technology	232,185
412	International Speedway Corp., Class A	21,300
7,342	Interpublic Group of Cos., Inc.†(a)	90,380
1,800	INVESTools, Inc.†	25,020
1,800	iRobot Corp.†(a)	23,526
3,567	J.C. Penney Co., Inc.	293,065
1,800	Jakks Pacific, Inc.†	43,020
300	Jarden Corp.†(a)	11,490
3,400	Johnson Controls, Inc.	321,708
2,278	Jones Apparel Group, Inc.	70,003
1,800	Jos. A. Bank Clothiers, Inc.†	63,630
1,200	Journal Communications, Inc., Class A	15,732
1,500	Journal Register Co.	8,940
717	K2, Inc.†	8,669
700	KB Home(a)	29,869
200	Kenneth Cole Productions, Inc., Class A	5,134
500	Keystone Automotive Industries, Inc.†	16,850
1,800	Knology, Inc.†	28,494
4,400	Kohl’s Corp.†	337,084
1,900	Krispy Kreme Doughnuts, Inc.†	19,361
1,800	K-Swiss, Inc., Class A	48,636
800	Lakes Entertainment, Inc.†	8,920
500	Lamar Advertising Co., Class A	31,485
2,500	Las Vegas Sands Corp.†(a)	216,525
1,300	La-Z-Boy, Inc.(a)	16,094
400	Leapfrog Enterprises, Inc.†	4,280
250	Lear Corp.†	9,128
50	Lee Enterprises, Inc.	1,502
2,960	Leggett & Platt, Inc.(a)	67,103
2,200	Lennar Corp., Class A	92,862
200	Lenox Group, Inc.†	1,316
1,600	Libbey, Inc.	22,432
6,801	Liberty Global, Inc., Class A†	223,957
2,410	Liberty Media Holding Corp., Capital Series A†	266,522
11,350	Liberty Media Holding Corp., Interactive A†	270,357
5,515	Limited Brands, Inc.	143,721
1,300	Lin TV Corp., Class A†	20,670
800	Lincoln Educational Services Corp.†	11,368
398	Live Nation, Inc.†	8,780
2,100	Liz Claiborne, Inc.	89,985

See Notes to Schedules of Investments.
27

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
100	LKQ Corp.†	$2,186
24,006	Lowe’s Cos., Inc.(a)	755,949
1,300	Marine Products Corp.	12,441
4,800	Marriott International, Inc., Class A(a)	235,008
1,800	Martha Stewart Living Omnimedia, Class A	30,618
400	Marvel Entertainment, Inc.†	11,100
5,330	Mattel, Inc.	146,948
350	Matthews International Corp., Class A	14,245
746	McClatchy Co., Class A	23,581
20,350	McDonald’s Corp.	916,768
4,850	McGraw-Hill Cos., Inc. (The)	304,968
371	MDC Holdings, Inc.	17,834
2,567	Mediacom Communications Corp., Class A†	20,895
529	Men’s Wearhouse, Inc. (The)	24,889
1,800	Meritage Homes Corp.†(a)	57,816
2,400	MGM Mirage†(a)	166,848
677	Mohawk Industries, Inc.†(a)	55,548
100	Monarch Casino & Resort, Inc.†	2,600
1,800	Morgans Hotel Group Co.†(a)	37,818
800	Morton’s Restaurant Group, Inc.†	14,232
200	Movado Group, Inc.	5,890
1,850	Nautilus, Inc.	28,546
100	Navarre Corp.†(a)	375
2,600	NetFlix, Inc.†(a)	60,294
1,000	New York & Co., Inc.†	15,790
1,900	New York Times Co., Class A(a)	44,669
3,826	Newell Rubbermaid, Inc.	118,950
38,238	News Corp., Class A	884,063
3,400	Nike, Inc., Class B	361,284
2,600	Nitches, Inc.†	13,754
100	Noble International, Ltd.	1,678
4,100	Nordstrom, Inc.(a)	217,054
700	Oakley, Inc.	14,098
3,700	Office Depot, Inc.†	130,018
600	OfficeMax, Inc.	31,644
1,900	Omnicom Group, Inc.	194,522
2,300	O’Reilly Automotive, Inc.†	76,130
1,250	Orleans Homebuilders, Inc.(a)	11,062
900	OSI Restaurant Partners, Inc.	35,550
1,800	Oxford Industries, Inc.	88,992
700	Pacific Sunwear of California, Inc.†	14,581
1,200	Palm Harbor Homes, Inc.†	17,208
750	Payless Shoesource, Inc.†	24,900
1,400	PC Mall, Inc.†	13,958
1,000	Penn National Gaming, Inc.†	42,420
700	PEP Boys-Manny Moe & Jack	13,363
300	Perry Ellis International, Inc.†	9,597
2,200	PetSmart, Inc.	72,512
2,200	Pier 1 Imports, Inc.	15,202
500	Pinnacle Entertainment, Inc.†	14,535
1,200	Playboy Enterprises, Inc., Class B†	12,348
1,000	Polaris Industries, Inc.(a)	47,980
1,400	Polo Ralph Lauren Corp.	123,410
1,300	Pool Corp.(a)	46,540
1,800	Premier Exibitions, Inc.†	21,330
100	Princeton Review, Inc.†	537
94	Proliance International, Inc.†	355
3,500	Pulte Homes, Inc.(a)	92,610
4,500	Quiksilver, Inc.†(a)	52,200
541	R.H. Donnelley Corp.†	38,351
1,250	Radio One, Inc., Class A†	8,088
1,850	RadioShack Corp.	50,006

See Notes to Schedules of Investments.
28

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
500	Rare Hospitality International, Inc.†	$15,045
3,500	Regal Entertainment Group, Class A	69,545
200	Regis Corp.	8,074
450	Rent-A-Center, Inc.†	12,591
1,200	Retail Ventures, Inc.†	25,260
500	Riviera Holdings Corp.†	13,975
200	Rocky Brands, Inc.†	2,280
2,200	Ross Stores, Inc.	75,680
2,900	Royal Caribbean Cruises, Ltd.	122,264
750	Ruby Tuesday, Inc.	21,450
200	Russ Berrie & Co., Inc.†	2,820
1,300	Saks, Inc.(a)	27,092
600	Salem Communications Corp., Class A	7,500
950	Sally Beauty Holdings, Inc.†	8,730
500	Sauer-Danfoss, Inc.	15,050
600	Scientific Games Corp., Class A†(a)	19,698
800	Sealy Corp.	13,984
2,300	Sears Holdings Corp.†(a)	414,368
488	Select Comfort Corp.†(a)	8,686
6,100	Service Corp. International	72,346
4,000	ServiceMaster Co. (The)	61,560
1,200	Sharper Image Corp.†(a)	13,260
2,200	Sherwin-Williams Co. (The)	145,288
400	Shoe Carnival, Inc.†	13,320
1,800	Shuffle Master, Inc.†(a)	32,850
1,200	Sinclair Broadcast Group, Inc., Class A	18,540
17,150	Sirius Satellite Radio, Inc.†(a)	54,880
2,500	Six Flags, Inc.†(a)	15,025
100	Snap-On, Inc.	4,810
800	Sonic Corp.†	17,824
153	Sotheby’s(a)	6,805
800	Source Interlink Cos., Inc.†	5,368
3,300	Spanish Broadcasting System, Class A†	13,200
400	Speedway Motorsports, Inc.	15,500
2,850	Standard-Pacific Corp.(a)	59,480
200	Stanley Furniture Co., Inc.	4,160
2,000	Stanley Works (The)	110,720
12,550	Staples, Inc.	324,292
13,050	Starbucks Corp.†(a)	409,248
3,873	Starwood Hotels & Resorts Worldwide, Inc.	251,164
550	Steak N Shake Co. (The)†	9,224
100	Steinway Musical Instruments	3,227
1,800	Steven Madden, Ltd.	52,560
2,000	Stewart Enterprises, Inc., Class A	16,120
2,000	Stride Rite Corp.	30,780
1,200	Sun-Times Media Group, Inc., Class A	5,952
1,900	Superior Industries International(a)	39,577
13,250	Target Corp.	785,195
1,329	Tarragon Corp.	13,782
1,237	Technical Olympic USA, Inc.(a)	4,936
400	Tempur-Pedic International, Inc.	10,396
700	Tenneco, Inc.†	17,822
800	Texas Roadhouse, Inc., Class A†	11,400
2,500	Tiffany & Co.(a)	113,700
400	Timberland Co., Class A†	10,412
65,174	Time Warner, Inc.(a)	1,285,231
1,200	Tivo, Inc.†	7,620
7,350	TJX Cos., Inc.	198,156
1,100	Toll Brothers, Inc.†	30,118
300	Trans World Entertainment Corp.†	1,704

See Notes to Schedules of Investments.
29

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
100	TravelCenters of America LLC†	$3,842
3,901	Tribune Co.(a)	125,261
50	Triple Crown Media, Inc.†	420
800	Tuesday Morning Corp.(a)	11,872
1,000	Tupperware Brands Corp.	24,930
200	Universal Electronics, Inc.†	5,572
250	Universal Technical Institute, Inc.†(a)	5,770
1,200	Urban Outfitters, Inc.†(a)	31,812
200	Value Line, Inc.	9,560
600	Valuevision Media, Inc., Class A†	7,416
500	VF Corp.	41,310
11,062	Viacom, Inc., Class B†	454,759
5,100	Virgin Media, Inc.	128,775
1,850	Visteon Corp.†	15,799
50	Volcom, Inc.†	1,718
31,570	Walt Disney Co. (The)	1,086,955
100	Warnaco Group, Inc. (The)†	2,840
646	Weight Watchers International, Inc.	29,774
2,300	Wendy’s International, Inc.	71,990
2,500	Westwood One, Inc.	17,175
1,747	Whirlpool Corp.	148,338
300	Wiley (John) & Sons, Inc., Class A	11,328
1,100	Williams-Sonoma, Inc.(a)	39,006
400	Wolverine World Wide, Inc.	11,428
1,200	World Wrestling Entertainment, Inc., Class A	19,560
600	WorldSpace, Inc., Class A†	2,148
1,300	WPT Enterprises, Inc.†	6,682
3,185	Wyndham Worldwide Corp.†	108,768
2,000	Wynn Resorts, Ltd.	189,720
800	Xerium Technologies, Inc.	6,416
4,800	XM Satellite Radio Holdings, Inc., Class A†	62,016
200	Young Broadcasting, Inc., Class A†	808
3,700	Yum! Brands, Inc.(a)	213,712
400	Zale Corp.†(a)	10,552

		29,681,556

Consumer Staples — 8.3%
2,250	Alberto-Culver Co.	51,480
200	Alico, Inc.	11,466
34,350	Altria Group, Inc.	3,016,274
12,100	Anheuser-Busch Cos., Inc.	610,566
10,461	Archer-Daniels-Midland Co.	383,919
6,650	Avon Products, Inc.	247,779
700	BJ’s Wholesale Club, Inc.†(a)	23,681
800	Brown-Forman Corp., Class B	52,448
2,200	Bunge, Ltd.	180,884
4,100	Campbell Soup Co.	159,695
2,900	Casey’s General Stores, Inc.	72,529
1,800	China Precision Steel, Inc.†(a)	11,970
800	Chiquita Brands International, Inc.	11,216
1,000	Church & Dwight Co., Inc.	50,350
2,400	Clorox Co.	152,856
35,820	Coca-Cola Co. (The)	1,719,360
3,620	Coca-Cola Enterprises, Inc.	73,305
9,180	Colgate-Palmolive Co.	613,132
8,373	ConAgra Foods, Inc.	208,571
2,550	Constellation Brands, Inc., Class A†(a)	54,009
800	Corn Products International, Inc.	28,472
7,050	Costco Wholesale Corp.	379,572
24,717	CVS/Caremark Corp.	843,847
2,484	Dean Foods Co.	116,102
2,405	Del Monte Foods Co.	27,609

See Notes to Schedules of Investments.
30

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
1,733	Energizer Holdings, Inc.†	$147,877
2,400	Estee Lauder Cos., Inc.(The), Class A	117,240
2,900	Flowers Foods, Inc.(a)	87,493
5,850	General Mills, Inc.	340,587
300	Great Atlantic & Pacific Tea Co.	9,954
2,900	Hansen Natural Corp.†	109,852
3,100	Hershey Co. (The)(a)	169,446
4,300	HJ Heinz Co.	202,616
1,100	Hormel Foods Corp.	40,909
700	Inter Parfums, Inc.	14,700
100	J.M. Smucker Co. (The)	5,332
4,100	Kellogg Co.	210,863
8,324	Kimberly-Clark Corp.	570,111
4,000	Kraft Foods, Inc., Class A(a)	126,640
11,000	Kroger Co. (The)	310,750
1,950	Loews Corp. - Carolina Group	147,440
1,900	McCormick & Co., Inc.	73,188
1,800	Molson Coors Brewing Co., Class B	170,316
200	Natural Health Trends Corp.†	370
900	NBTY, Inc.†	47,736
500	Nu Skin Enterprises, Inc., Class A	8,260
2,220	Pepsi Bottling Group, Inc.	70,796
200	PepsiAmericas, Inc.	4,464
26,990	PepsiCo, Inc.	1,715,484
700	Playtex Products, Inc.†	9,499
1,200	PriceSmart, Inc.†	18,432
52,102	Procter & Gamble Co.	3,290,762
700	Reliv International, Inc.	7,665
3,564	Reynolds American, Inc.(a)	222,429
9,000	Rite Aid Corp.†	51,930
67	Rocky Mountain Chocolate Factory, Inc.	902
6,950	Safeway, Inc.(a)	254,648
11,670	Sara Lee Corp.	197,456
700	Smart & Final, Inc.†	15,239
2,600	Smithfield Foods, Inc.†	77,870
600	Spartan Stores, Inc.	16,080
800	Spectrum Brands, Inc.†(a)	5,064
2,711	Supervalu, Inc.	105,919
9,950	Sysco Corp.	336,609
54	Tootsie Roll Industries, Inc.	1,618
3,505	Tyson Foods, Inc., Class A	68,032
100	USANA Health Sciences, Inc.†(a)	4,687
2,500	UST, Inc.	144,950
16,250	Walgreen Co.(a)	745,713
42,620	Wal-Mart Stores, Inc.	2,001,009
1,800	WD-40 Co.	57,078
100	Weis Markets, Inc.	4,470
2,400	Whole Foods Market, Inc.	107,640
3,700	Wm. Wrigley Jr. Co.	188,441

		21,737,658

Energy — 9.8%
1,200	Able Energy†(a)	2,700
400	Alon USA Energy, Inc.	14,480
1,600	Alpha Natural Resources, Inc.†(a)	25,008
1,800	American Oil & Gas, Inc.†	9,774
9,156	Anadarko Petroleum Corp.	393,525
4,556	Apache Corp.	322,109
2,000	Arch Coal, Inc.(a)	61,380
1,800	Arlington Tankers, Ltd.	42,948
1,800	ATP Oil & Gas Corp.†(a)	67,680
4,700	Baker Hughes, Inc.(a)	310,811
600	Barnwell Industries, Inc.	12,150
300	Berry Petroleum Co., Class A	9,198
5,372	BJ Services Co.(a)	149,879
550	Bois d’Arc Energy, Inc.†	7,276
700	Bolt Technology Corp.†	24,003

See Notes to Schedules of Investments.
31

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Energy (continued)
2,300	BP Prudhoe Bay Royalty Trust	$152,904
1,200	Brigham Exploration Co.†	7,464
1,800	Bristow Group, Inc.†	65,610
1,600	Bronco Drilling Co., Inc.†	26,512
450	Cabot Oil & Gas Corp.	30,294
1,200	Callon Petroleum Co.†	16,284
2,200	Cameron International Corp.†	138,138
2,850	Cheniere Energy, Inc.†(a)	88,777
6,050	Chesapeake Energy Corp.(a)	186,824
34,999	Chevron Corp.(a)	2,588,526
2,047	Cimarex Energy Co.	75,780
1,800	Clayton Williams Energy, Inc.†	51,066
1,800	CNX Gas Corp.†(a)	50,994
2,500	Comstock Resources, Inc.†	68,450
25,051	ConocoPhillips	1,712,236
3,000	CONSOL Energy, Inc.	117,390
200	Cross Timbers Royalty Trust	8,392
1,800	Dawson Geophysical Co.†	89,154
100	Delta Petroleum Corp.†(a)	2,296
1,400	Denbury Resources, Inc.†	41,706
6,636	Devon Energy Corp.	459,344
100	Diamond Offshore Drilling, Inc.	8,095
600	Double Hull Tankers, Inc.	8,868
700	Dresser-Rand Group, Inc.†	21,322
11,314	El Paso Corp.(a)	163,714
1	Enbridge Energy Management, LLC†	33
350	Encore Acquisition Co.†	8,466
1,800	Energy Partners, Ltd.†	32,670
2,000	Energy Transfer Equity LP	73,400
2,500	ENGlobal Corp.†	13,875
2,650	ENSCO International, Inc.(a)	144,160
3,300	EOG Resources, Inc.(a)	235,422
1,500	Evergreen Energy, Inc.†(a)	9,855
800	EXCO Resources, Inc.†(a)	13,264
1,100	Exploration Co. of Delaware, Inc. (The)†	11,935
94,250	Exxon Mobil Corp.	7,111,162
1,939	FMC Technologies, Inc.†(a)	135,265
2,900	Forest Oil Corp.†(a)	96,773
2,750	Foundation Coal Holdings, Inc.	94,435
2,400	Frontier Oil Corp.	78,336
1,200	GeoMet, Inc.†	10,584
2,100	GeoResources, Inc.†	13,377
750	Global Industries, Ltd.†	13,718
3,697	GlobalSantaFe Corp.(a)	228,031
1,800	GMX Resources, Inc.†	55,314
100	Goodrich Petroleum Corp.†	3,363
2,300	Grant Prideco, Inc.†(a)	114,632
4,900	Grey Wolf, Inc.†	32,830
15,400	Halliburton Co.(a)	488,796
950	Hanover Compressor Co.†(a)	21,138
800	Harvest Natural Resources, Inc.†	7,792
1,200	Helix Energy Solutions Group, Inc.†	44,748
700	Helmerich & Payne, Inc.	21,238
4,000	Hess Corp.	221,880
600	Holly Corp.	35,580
900	Horizon Offshore, Inc.†	13,014
750	Inergy Holdings LP	34,140
1,000	Input/Output, Inc.†	13,780
4,000	International Coal Group, Inc.†	21,000
5,200	James River Coal Co.†(a)	38,844
777	Kinder Morgan Management, LLC.†	39,821
2,000	Kinder Morgan, Inc.	212,900
250	Lone Star Technologies, Inc.†	16,508
1,800	Lufkin Industries, Inc.	101,124

See Notes to Schedules of Investments.
32

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Energy (continued)
1,900	Magellan Midstream Holdings LP.	$50,122
6,236	Marathon Oil Corp.	616,304
2,163	Mariner Energy, Inc.†	41,378
1,800	Markwest Hydrocarbon, Inc.	111,600
200	Martin Midstream Partners, LP.	7,808
3,050	Massey Energy Co.(a)	73,169
1,200	Matrix Service Co.†	24,276
600	McMoRan Exploration Co.†(a)	8,226
1,600	Metretek Technologies, Inc.†(a)	21,344
2,800	Murphy Oil Corp.(a)	149,520
4,800	Nabors Industries, Ltd.†(a)	142,416
1,800	NATCO Group, Inc., Class A†	61,416
2,819	National Oilwell Varco, Inc.†	219,290
1,500	Natural Gas Services Group, Inc.†	21,255
2,300	Newfield Exploration Co.†(a)	95,933
3,400	Newpark Resources†	23,970
2,560	Noble Corp.	201,421
2,950	Noble Energy, Inc.	175,968
13,660	Occidental Petroleum Corp.	673,575
400	Oceaneering International, Inc.†	16,848
500	OMI Corp.	13,430
700	Omni Energy Services Corp.†	7,126
1,200	Pacific Ethanol, Inc.†(a)	20,436
600	Parallel Petroleum Corp.†	13,770
1,450	Parker Drilling Co.†	13,616
3,250	Patterson-UTI Energy, Inc.(a)	72,930
3,650	Peabody Energy Corp.(a)	146,876
3,572	Petrohawk Energy Corp.†	47,043
1,800	Petroleum Development Corp.†	96,426
600	Petroquest Energy, Inc.†	7,014
1,100	Pioneer Drilling Co.†	13,959
2,600	Pioneer Natural Resources Co.	112,086
1,200	Plains Exploration & Production Co.†	54,168
100	Pogo Producing Co.(a)	4,810
3,250	Pride International, Inc.†	97,825
200	Quicksilver Resources, Inc.†(a)	7,954
1,975	Range Resources Corp.	65,965
1,500	Rowan Cos., Inc.(a)	48,705
100	RPC, Inc.	1,666
19,850	Schlumberger, Ltd.	1,371,635
3,500	Smith International, Inc.(a)	168,175
2,300	Southwestern Energy Co.†	94,254
9,891	Spectra Energy Corp.	259,837
250	St. Mary Land & Exploration Co.	9,170
1,800	Stone Energy Corp.†	53,442
2,200	SulphCo, Inc.†(a)	7,524
2,440	Sunoco, Inc.(a)	171,874
950	Superior Energy Services, Inc.†	32,746
1,800	Superior Well Services, Inc.†	41,130
700	T-3 Energy Services, Inc.†	14,084
1,750	Tesoro Corp.(a)	175,752
2,800	Tetra Technologies, Inc.†	69,188
1,200	TGC Industries, Inc.†	10,332
50	Tidewater, Inc.	2,929
500	Todco†(a)	20,165
1,100	TransMontaigne Partners L.P.(a)	39,050
4,013	Transocean, Inc.†	327,862
500	Trico Marine Services, Inc.†	18,630
3,140	Ultra Petroleum Corp.†	166,828
800	Union Drilling, Inc.†	11,360

See Notes to Schedules of Investments.
33

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Energy (continued)
750	USEC, Inc.†	$12,187
1,200	Vaalco Energy, Inc.†	6,216
10,664	Valero Energy Corp.	687,721
1,800	Venoco, Inc.†	32,148
1,200	VeraSun Energy Corp.†(a)	23,844
1,800	W&T Offshore, Inc.	52,074
700	Warren Resources, Inc.†(a)	9,121
6,250	Weatherford International, Ltd.†	281,875
10,000	Williams Cos., Inc.(a)	284,600
4,988	XTO Energy, Inc.	273,392

		25,807,053

Financials — 21.9%
700	21st Century Insurance Group	14,840
1,200	ACA Capital Holdings, Inc.†	16,824
250	Acadia Realty Trust	6,518
1,600	Accredited Home Lenders Holding Co.†	14,832
5,600	ACE, Ltd.	319,536
400	Advance America Cash Advance Centers, Inc.	6,156
7,600	Aflac, Inc.	357,656
700	Alfa Corp.	12,936
10,150	Allstate Corp. (The)	609,609
2,200	AMB Property Corp.	129,338
2,500	AMBAC Financial Group, Inc.(a)	215,975
400	Amcore Financial, Inc.	12,700
700	American Equity Investment Life Holding Co.(a)	9,191
17,300	American Express Co.	975,720
300	American Financial Group, Inc.	10,212
2,050	American Financial Realty Trust	20,664
2,300	American Home Mortgage Investment Corp.(a)	62,077
37,675	American International Group, Inc.	2,532,514
300	American Physicians Capital, Inc.†	12,024
3,600	AmeriCredit Corp.†	82,296
3,880	Ameriprise Financial, Inc.	221,703
1,800	Ameris Bancorp	44,064
310	Anchor Bancorp Wisconsin, Inc.	8,788
2,450	Annaly Capital Management, Inc.	37,926
100	Anworth Mortgage Asset Corp.	977
3,750	AON Corp.(a)	142,350
2,272	Apartment Investment & Management Co., Class A	131,072
200	Arbor Realty Trust, Inc.	6,088
300	Arch Capital Group, Ltd.†	20,463
3,592	Archstone-Smith Trust	194,974
1,100	Arthur J. Gallagher & Co.(a)	31,163
700	Ashford Hospitality Trust, Inc.	8,358
400	Aspen Insurance Holdings, Ltd.	10,484
700	Asset Acceptance Capital Corp.†	10,829
3,904	Associated Banc-Corp.	131,174
200	Associated Estates Realty Corp.	2,818
2,200	Assurant, Inc.(a)	117,986
2,700	Assured Guaranty, Ltd.	73,764
1,800	Asta Funding, Inc.(a)	77,724
1,200	Astoria Financial Corp.	31,908
2,000	AvalonBay Communities, Inc.(a)	260,000
2,000	Axis Capital Holdings, Ltd.	67,720
1,800	BancFirst Corp.	83,430
550	BancorpSouth, Inc.	13,448
750	Bank Mutual Corp.	8,528

See Notes to Schedules of Investments.
34

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
73,061	Bank of America Corp.	$3,727,572
550	Bank of Hawaii Corp.	29,166
13,000	Bank of New York Co., Inc. (The)	527,150
2,000	BankAtlantic Bancorp, Inc., Class A	21,920
1,200	BankFinancial Corp.	19,524
300	Banner Corp.	12,465
1,005	Bear Stearns Cos., Inc. (The)(a)	151,102
408	Berkshire Hathaway, Inc., Class B†(a)	1,485,120
800	BioMed Realty Trust, Inc.	21,040
2,600	Boston Properties, Inc.(a)	305,240
788	Brandywine Realty Trust	26,327
1,800	Bristol West Holdings, Inc.	39,906
2,800	Brookfield Properties Corp.	112,840
406	Brookline Bancorp, Inc.	5,144
1,400	Brown & Brown, Inc.	37,828
1,800	Calamos Asset Management, Inc., Class A	40,176
100	Camden National Corp.	4,340
100	Camden Property Trust	7,031
350	Capital City Bank Group, Inc.	11,655
1,800	Capital Lease Funding, Inc.	19,278
6,650	Capital One Financial Corp.	501,809
1,800	Capital Trust, Inc., Class A	82,026
1,639	CapitalSource, Inc.	41,188
100	Capitol Bancorp, Ltd.	3,685
1,800	Capitol Federal Financial	68,058
200	Capstead Mortgage Corp.	1,998
1,200	Cardinal Financial Corp.	11,976
288	Cathay General Bancorp.	9,786
3,500	CB Richard Ellis Group, Inc., Class A†	119,630
2,700	CBL & Associates Properties, Inc.	121,068
2,600	Centennial Bank Holdings, Inc.†	22,490
1,800	Center Financial Corp.	35,586
15,764	Charles Schwab Corp. (The)	288,324
400	Charter Financial Corp.	19,200
700	CharterMac(a)	13,545
175	Chittenden Corp.	5,283
7,350	Chubb Corp.	379,774
2,994	Cincinnati Financial Corp.	126,946
3,646	CIT Group, Inc.(a)	192,946
80,925	Citigroup, Inc.	4,154,690
2,807	Citizens Banking Corp.	62,203
150	City Holding Co.	6,068
1,800	Civitas BankGroup, Inc.	16,740
1,800	Coast Financial Holdings, Inc.†(a)	12,420
1,800	Coastal Financial Corp.	28,134
1,800	CoBiz, Inc.	35,838
1,800	Cohen & Steers, Inc.	77,544
1,950	Colonial BancGroup, Inc. (The)	48,262
429	Colonial Properties Trust	19,592
276	Columbia Banking System, Inc.	9,309
3,248	Comerica, Inc.	192,022
2,700	Commerce Bancorp, Inc.(a)	90,126
938	Commerce Bancshares, Inc.	45,315
2,900	Commerce Group, Inc.	87,116
563	Community Bancorp†	17,312
550	Community Bank System, Inc.	11,506
2,450	Compass Bancshares, Inc.	168,560
1,900	Conseco, Inc.†	32,870
450	Corporate Office Properties Trust	20,556
10,448	Countrywide Financial Corp.	351,471
2,300	Cousins Properties, Inc.	75,578
2,400	Crescent Real Estate Equities Co.	48,144

See Notes to Schedules of Investments.
35

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
450	Cullen/Frost Bankers, Inc.	$23,548
605	CVB Financial Corp.(a)	7,200
5,400	DCT Industrial Trust, Inc.	63,882
800	Deerfield Triarc Capital Corp.	11,992
322	Delphi Financial Group, Class A	12,954
1,600	Delta Financial Corp.(a)	13,232
2,326	Developers Diversified Realty Corp.(a)	146,305
900	DiamondRock Hospitality Co.	17,100
500	Digital Reality Trust, Inc.	19,950
1,600	Dime Community Bancshares	21,168
200	Dollar Financial Corp.†	5,060
1,750	Doral Financial Corp.†	2,870
2,900	Douglas Emmett, Inc.(a)	74,037
2,576	Duke Realty Corp.	111,979
6,137	E*Trade Financial Corp.†	130,227
1,800	Eagle Hospitality Properties Trust, Inc.	20,070
750	East West Bancorp, Inc.	27,578
2,150	EastGroup Properties, Inc.	109,714
1,200	Eaton Vance Corp.	42,768
2,000	Edwards (A.G.), Inc.	138,360
1,800	EMC Insurance Group, Inc.	46,440
1,800	Encore Capital Group, Inc.†	17,892
2,900	Endurance Specialty Holdings, Ltd.(a)	103,646
500	Equity Inns, Inc.	8,190
5,554	Equity Residential(a)	267,869
1,900	Erie Indemnity Co., Class A	100,263
1,700	Everest Re Group, Ltd.	163,489
500	Extra Space Storage, Inc.	9,470
1,600	EZCORP, Inc., Class A†	23,568
15,900	Fannie Mae	867,822
500	FBL Financial Group, Inc., Class A	19,565
1,600	Federal Realty Investment Trust	144,992
900	Federated Investors, Inc., Class B	33,048
150	FelCor Lodging Trust, Inc.	3,896
2,100	FFD Financial Corp.	34,398
3,466	Fidelity National Financial, Inc., Class A(a)	83,219
700	Fieldstone Investment Corp.	2,149
7,085	Fifth Third Bancorp	274,119
1,200	Financial Institutions, Inc.	24,084
700	First Acceptance Corp.†	7,329
1,167	First American Corp.	59,190
750	First BanCorp.	9,945
1,800	First BanCorp.	38,484
2,000	First Cash Financial Services, Inc.†	44,560
1,800	First Charter Corp.	38,700
700	First Commonwealth Financial Corp.	8,225
150	First Financial Bancorp.	2,266
1,900	First Financial Bankshares, Inc.	79,458
100	First Financial Corp.	3,095
1,800	First Financial Holdings, Inc.	62,280
3,800	First Horizon National Corp.(a)	157,814
1,800	First Indiana Corp.	39,330
2,800	First Industrial Realty Trust, Inc.	126,840
100	First Marblehead Corp. (The)(a)	4,489
2,800	First Midwest Bancorp, Inc.	102,900
4,358	First Niagara Financial Group, Inc.	60,620
1,800	First Place Financial Corp.	38,610
400	FirstMerit Corp.	8,444

See Notes to Schedules of Investments.
36

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
700	Flagstar Bancorp, Inc.	$8,365
1,000	FNB Corp.	16,850
1,900	Forest City Enterprises, Class A	125,742
1,800	FPIC Insurance Group, Inc.†	80,406
400	Franklin Bank Corp.†	7,148
3,200	Franklin Resources, Inc.	386,656
2,500	Franklin Street Properties Corp.	47,950
10,350	Freddie Mac	615,722
2,000	Fremont General Corp.(a)	13,860
4,160	Friedman, Billings, Ramsey Group, Inc., Class A	22,963
2,859	Fulton Financial Corp.	41,541
1,800	GB&T Bancshares, Inc.	32,634
3,700	General Growth Properties, Inc.	238,909
6,900	Genworth Financial, Inc., Class A(a)	241,086
200	Getty Realty Corp.	5,748
600	GMH Communities Trust	5,994
6,720	Goldman Sachs Group, Inc.(a)	1,388,554
200	Government Properties Trust, Inc.	2,140
1,800	Gramercy Capital Corp.	55,224
1,200	Great Southern Bancorp, Inc.	35,136
400	Greater Bay Bancorp	10,756
1,800	Greene County Bancshares, Inc.	61,038
1,800	Greenhill & Co., Inc.(a)	110,502
429	Hancock Holding Co.	18,867
800	Hanmi Financial Corp.	15,248
100	Hanover Insurance Group, Inc. (The)	4,612
270	Harleysville National Corp.	4,811
4,700	Hartford Financial Services Group, Inc.	449,226
1,050	HCC Insurance Holdings, Inc.	32,340
3,600	Health Care Property Investors, Inc.	129,708
900	Health Care REIT, Inc.	39,510
2,900	Healthcare Realty Trust, Inc.	108,170
1,200	Heritage Commerce Corp.	30,588
1,800	Hersha Hospitality Trust	21,204
350	Highwoods Properties, Inc.	13,822
1,000	Hospitality Properties Trust	46,800
8,475	Host Hotels & Resorts, Inc.(a)	222,977
1,300	Housevalues, Inc.†	6,578
3,400	HRPT Properties Trust	41,820
8,526	Hudson City Bancorp, Inc.(a)	116,636
3,513	Huntington Bancshares, Inc.	76,759
1,450	IMPAC Mortgage Holdings, Inc.(a)	7,250
1,900	IndyMac Bancorp, Inc.(a)	60,895
300	Inland Real Estate Corp.	5,502
100	Innkeepers USA Trust	1,628
200	Integra Bank Corp.	4,458
1,800	IntercontinentalExchange, Inc.†	219,978
1,800	International Assets Holding Corp.†(a)	50,274
2,650	International Bancshares Corp.	78,626
1,800	Intervest Bancshares Corp.†	51,660
300	Investment Technology Group, Inc.†	11,760
900	Investors Financial Services Corp.	52,335
3,000	IPC Holdings, Ltd.	86,550
700	Irwin Financial Corp.	13,048
2,164	iStar Financial, Inc.	101,340
1,800	James River Group, Inc.	56,358
3,950	Janus Capital Group, Inc.	82,594
1,000	Jefferies Group, Inc.	28,950

See Notes to Schedules of Investments.
37

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
1,800	JER Investors Trust, Inc.	$34,236
56,130	JPMorgan Chase & Co.	2,715,569
1,200	Kearny Financial Corp.	17,256
8,200	KeyCorp.	307,254
3,000	Kimco Realty Corp.(a)	146,220
900	KKR Financial Corp.	24,687
1,600	KNBT Bancorp, Inc.	23,584
1,250	Knight Capital Group, Inc.,
	Class A†	19,800
1,300	LaBranche & Co., Inc.†	10,608
1,800	Lakeland Financial Corp.	40,860
1,300	Legg Mason, Inc.	122,473
9,218	Lehman Brothers Holdings, Inc.	645,905
3,180	Leucadia National Corp.	93,556
450	Lexington Corporate
	Properties Trust(a)	9,508
2,250	Liberty Property Trust(a)	109,620
5,100	Lincoln National Corp.	345,729
7,350	Loews Corp.	333,910
693	Longview Fibre Co.	17,069
1,200	M&T Bank Corp.(a)	138,996
1,400	Macerich Co. (The)(a)	129,304
900	Mack-Cali Realty Corp.(a)	42,867
1,149	Main Street Trust, Inc.	37,917
1,250	MainSource Financial Group, Inc.	21,225
1,800	Marlin Business Services Corp.†	39,384
8,070	Marsh & McLennan Cos., Inc.(a)	236,370
3,607	Marshall & Ilsley Corp.(a)	167,020
244	MB Financial, Inc.	8,786
2,800	MBIA, Inc.	183,372
1,600	Medallion Financial Corp.	18,304
1,600	Medical Properties Trust, Inc.	23,504
6,400	Mellon Financial Corp.	276,096
1,800	Mercantile Bank Corp.	58,464
13,596	Merrill Lynch & Co., Inc.	1,110,385
7,196	MetLife, Inc.	454,427
200	MFA Mortgage Investments, Inc.	1,540
700	MGIC Investment Corp.(a)	41,244
100	Mid-America Apartment Communities, Inc.	5,626
247	Midland Co. (The)	10,478
1,800	Mid-State Bancshares	66,042
100	Midwest Banc Holdings, Inc.	1,771
600	Mills Corp. (The)	15,144
2,500	Montpelier Re Holdings, Ltd.	43,350
3,650	Moody’s Corp.(a)	226,519
15,150	Morgan Stanley	1,193,214
104	Move, Inc.†	576
600	Nara Bancorp, Inc.	10,506
1,400	Nasdaq Stock Market, Inc. (The)†	41,174
800	National Atlantic Holdings Corp., Class A†	10,344
10,063	National City Corp.(a)	374,847
400	National Interstate Corp.	10,304
1,800	National Penn Bancshares, Inc.	34,020
195	National Retail Properties, Inc.	4,717
820	Nationwide Financial Services, Class A	44,165
3,200	Nationwide Health Properties, Inc.	100,032
200	Navigators Group, Inc.†	10,034
2,000	NBT Bancorp, Inc.	46,860
1,300	New Plan Excel Realty Trust	42,939
4,237	New York Community Bancorp, Inc.(a)	74,529
800	NewAlliance Bancshares, Inc.	12,968
2,500	Newcastle Investment Corp.	69,325

See Notes to Schedules of Investments.
38

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
3,400	Northern Trust Corp.	$204,476
500	Northwest Bancorp, Inc.	13,545
900	Nuveen Investments, Inc., Class A	42,570
1,800	Nymex Holdings, Inc.†	244,368
100	NYSE Group, Inc.†(a)	9,375
700	Ocwen Financial Corp.†	9,009
600	Ohio Casualty Corp.	17,970
994	Old National Bancorp.	18,071
3,237	Old Republic International Corp.	71,602
400	Old Second Bancorp, Inc.	10,960
1,000	Omega Healthcare Investors, Inc.	17,150
2,900	optionsXpress Holdings, Inc.	68,266
1,032	Oriental Financial Group	12,157
283	Pacific Capital Bancorp.	9,090
1,700	PartnerRe, Ltd.	116,518
1,600	Partners Trust Financial Group, Inc.	18,288
1,600	Penn Treaty American Corp.†	9,680
925	People’s Bank(a)	41,070
400	Philadelphia Consolidated Holding Co.†	17,596
1,800	Phoenix Cos., Inc. (The)	24,984
2,700	Platinum Underwriters Holdings, Ltd.	86,616
2,959	Plum Creek Timber Co., Inc.	116,644
2,000	PMI Group, Inc. (The)	90,440
4,100	Popular, Inc.	67,896
1,800	Portfolio Recovery Associates, Inc.†	80,370
400	Presidential Life Corp.	7,888
700	Primus Guaranty, Ltd.†	8,610
4,200	Principal Financial Group, Inc.	251,454
265	ProAssurance Corp.†	13,555
11,100	Progressive Corp. (The)	242,202
3,294	Prologis	213,879
471	Prosperity Bancshares, Inc.	16,363
2,700	Protective Life Corp.	118,908
389	Provident Bankshares Corp. .	12,783
700	Provident Financial Services, Inc.	12,215
400	Provident New York Bancorp.	5,660
7,300	Prudential Financial, Inc.(a)	658,898
2,714	Public Storage, Inc.	256,934
570	Radian Group, Inc.	31,282
1,800	RAIT Financial Trust	50,292
2,200	Raymond James Financial, Inc.	65,472
801	Rayonier, Inc.	34,443
3,681	Realogy Corp.†	108,994
800	Realty Income Corp.	22,560
1,600	Regency Centers Corp.	133,680
11,156	Regions Financial Corp.	394,588
1,700	RenaissanceRe Holdings, Ltd.	85,238
1,800	Republic Property Trust	20,682
800	Resource Capital Corp.	12,912
1,200	Roma Financial Corp.†	18,600
2,400	Safeco Corp.	159,432
100	Safety Insurance Group, Inc.	4,012
1,200	Santander BanCorp.	21,132
800	Scottish Re Group, Ltd.	3,216
700	SeaBright Insurance Holdings, Inc.†	12,880
1,800	Seacoast Banking Corp. of Florida(a)	40,806
1,800	Security Capital Assurance, Ltd.	50,814
2,000	SEI Investments Co.	120,460
600	Selective Insurance Group	15,276
550	Senior Housing Properties Trust	13,145

See Notes to Schedules of Investments.
39

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
3,241	Simon Property Group, Inc.	$360,561
3,720	Sky Financial Group, Inc.	99,919
397	SL Green Realty Corp.(a)	54,460
6,400	SLM Corp.	261,760
650	South Financial Group, Inc. (The)	16,068
1,000	Southern Missouri Bancorp, Inc.	15,450
4,802	Sovereign Bancorp, Inc.	122,163
3,300	Spirit Finance Corp.	49,170
2,000	St Joe Co. (The)(a)	104,620
740	Stancorp Financial Group, Inc.	36,386
5,500	State Street Corp.(a)	356,125
3,400	Sterling Bancshares, Inc.	38,012
1,044	Sterling Financial Corp.	32,562
300	Stewart Information Services Corp.	12,537
400	Stifel Financial Corp.†(a)	17,720
600	Strategic Hotels & Resorts, Inc.	13,722
1,800	Suffolk Bancorp.	58,104
711	Sun Bancorp, Inc.†	13,217
2,500	Sunstone Hotel Investors, Inc.	68,150
6,080	SunTrust Banks, Inc.(a)	504,883
1,200	Superior Bancorp†	12,960
700	Susquehanna Bancshares, Inc.	16,233
350	SVB Financial Group†	17,007
1,800	SWS Group, Inc.	44,658
3,506	Synovus Financial Corp.	113,384
4,100	T. Rowe Price Group, Inc.	193,479
2,550	Taubman Centers, Inc.	147,874
1,200	TCF Financial Corp.(a)	31,632
3,200	TD Ameritrade Holding Corp.†	47,616
2,405	TD Banknorth, Inc.	77,345
400	Texas Capital Bancshares, Inc.†	8,200
600	Thomas Weisel Partners Group, Inc.†(a)	11,412
1,046	Thornburg Mortgage, Inc.	27,196
1,800	TierOne Corp.	48,672
2,300	Torchmark Corp.	150,857
700	TradeStation Group, Inc.†	8,813
10,534	Travelers Cos., Inc. (The)	545,345
100	Triad Guaranty, Inc.†	4,141
2,308	Trustco Bank Corp.(a)	22,111
2,450	Trustmark Corp.	68,698
28,859	U.S. Bancorp(a)	1,009,199
2,400	UCBH Holdings, Inc.	44,688
4,000	UDR, Inc.	122,480
410	UMB Financial Corp.	15,482
2,600	Umpqua Holdings Corp.	69,602
600	UnionBanCal Corp.	38,052
1,800	United America Indemnity Ltd. Class A†	41,760
2,450	United Community Banks, Inc.	80,336
1,200	United Community Financial Corp.	13,260
2,300	United PanAm Financial Corp.†	28,750
1,800	United Security Bancshares	34,326
600	Unitrin, Inc.	28,242
1,200	Universal American Financial Corp.†	23,256
4,757	Unum Group(a)	109,554
600	USB Holding Co., Inc.	13,614
700	USI Holdings Corp.†	11,795
50	U-Store-It Trust	1,006
2,606	Valley National Bancorp	65,802
1,100	Ventas, Inc.	46,343
500	Vineyard National Bancorp.	11,520
468	Virginia Commerce Bancorp, Inc.†	10,132
2,900	Vornado Realty Trust(a)	346,086

See Notes to Schedules of Investments.
40

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Financials (continued)
2,381	W Holding Co., Inc.	$11,905
700	W.P. Stewart & Co., Ltd.	7,049
2,387	W.R. Berkley Corp.	79,057
30,134	Wachovia Corp.	1,658,877
500	Waddell & Reed Financial, Inc., Class A	11,660
1,033	Washington Federal, Inc.	24,234
15,981	Washington Mutual, Inc.	645,313
250	Washington Real Estate Investment Trust	9,355
400	Washington Trust Bancorp, Inc.	10,724
550	Wauwatosa Holdings, Inc.†	9,614
1,804	Webster Financial Corp.	86,610
1,875	Weingarten Realty Investors	89,175
50,390	Wells Fargo & Co.	1,734,928
300	WesBanco, Inc.	9,261
200	Wesco Financial Corp.	92,000
550	Western Alliance Bancorp†	17,072
1,800	Westfield Financial, Inc.	19,296
375	Whitney Holding Corp.	11,468
950	Wilmington Trust Corp.	40,062
550	Wilshire Bancorp, Inc.	9,020
100	World Acceptance Corp.†	3,995
1,800	WSFS Financial Corp.	116,064
2,400	XL Capital, Ltd., Class A	167,904
1,905	Zions Bancorp.	161,011
1,000	ZipRealty, Inc.†(a)	7,080

		57,535,123

Health Care — 11.8%
700	A.D.A.M., Inc.†	4,452
25,150	Abbott Laboratories	1,403,370
400	Abraxis BioScience, Inc.†	10,684
700	Adolor Corp.†	6,125
2,631	Advanced Medical Optics, Inc.†(a)	97,873
7,850	Aetna, Inc.	343,752
700	Affymetrix, Inc.†(a)	21,049
750	Alkermes, Inc.†	11,580
2,940	Allergan, Inc.(a)	325,811
1,200	Alliance Imaging, Inc.†	10,476
1,800	Alnylam Pharmaceuticals, Inc.†	32,400
700	Altus Pharmaceuticals, Inc.†	10,654
0	Amedisys, Inc.†(a)	11
750	American Medical Systems
	Holdings, Inc.†(a)	15,877
850	AMERIGROUP Corp.†	25,840
3,740	AmerisourceBergen Corp.	197,285
18,252	Amgen, Inc.†	1,019,922
1,800	AMN Healthcare Services, Inc.†	40,716
1,800	Amsurg Corp.†	44,082
3,800	Amylin Pharmaceuticals, Inc.†(a)	141,968
1,200	Angeion Corp.†	17,640
1,000	Anika Therapeutics, Inc.†	12,350
3,300	Applera Corp. - Applied Biosystems Group	97,581
600	Applera Corp. - Celera Group†	8,520
700	Arena Pharmaceuticals, Inc.†	7,602
1,800	Artes Medical, Inc.†(a)	14,364
800	Atherogenics, Inc.†(a)	2,248
1,200	Auxilium Pharmaceuticals, Inc.†	17,616
2,300	Bard (C.R.), Inc.	182,873
2,375	Barr Pharmaceuticals, Inc.†	110,081
800	Bausch & Lomb, Inc.	40,928
9,963	Baxter International, Inc.	524,751
1,800	Beckman Coulter, Inc.	115,002
3,400	Becton Dickinson & Co.	261,426
6,055	Biogen Idec, Inc.†	268,721
600	BioMarin Pharmaceuticals, Inc.†	10,356
3,050	Biomet, Inc.	129,594

See Notes to Schedules of Investments.
41

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Health Care (continued)
22,139	Boston Scientific Corp.†	$321,901
31,450	Bristol-Myers Squibb Co.(a)	873,052
100	Brookdale Senior Living, Inc.(a)	4,466
1,200	Bruker BioSciences Corp.†	12,624
1,800	Cambrex Corp.	44,280
200	Candela Corp.†	2,284
1,200	Capital Senior Living Corp.†	13,932
7,136	Cardinal Health, Inc.	520,571
6,200	Celgene Corp.†(a)	325,252
600	Centene Corp.†	12,594
1,600	Cephalon, Inc.†(a)	113,936
1,200	Cepheid, Inc.†	14,256
1,900	Cerner Corp.†(a)	103,455
2,744	Charles River Laboratories International, Inc.†	126,937
1,800	Chindex International, Inc.†	31,356
1,700	Cigna Corp.	242,522
1,800	Cleveland Biolabs, Inc.†(a)	15,858
700	Coley Pharmaceutical Group, Inc.†	6,706
1,300	Community Health Systems, Inc.†	45,825
700	Conmed Corp.†	20,461
2,655	Cooper Cos., Inc. (The)	129,086
150	Covance, Inc.†	8,901
2,691	Coventry Health Care, Inc.†	150,831
100	Cross Country Healthcare, Inc.†	1,823
500	Cubist Pharmaceuticals, Inc.†	11,035
100	CuraGen Corp.†	308
700	CV Therapeutics, Inc.†(a)	5,509
700	Cynosure, Inc., Class A†	20,195
1,300	Cytyc Corp.†	44,473
1,300	Dade Behring Holdings, Inc.	57,005
2,250	DaVita, Inc.†	119,970
2,000	Dendrite International, Inc.†	31,320
2,300	Dentsply International, Inc	75,325
700	Dialysis Corp. of America†	8,841
100	Diversa Corp.†(a)	781
100	Dyax Corp.†	412
800	Edwards Lifesciences Corp.†(a)	40,560
16,270	Eli Lilly & Co.	873,862
4,145	Emdeon Corp.†	62,714
600	Encysive Pharmaceuticals, Inc.†(a)	1,626
2,200	Endo Pharmaceuticals Holdings, Inc.†	64,680
300	eResearch Technology, Inc.†	2,358
700	ev3, Inc.†(a)	13,790
400	Exelixis, Inc.†	3,976
2,400	Express Scripts, Inc.†	193,728
200	Five Star Quality Care, Inc.†	2,056
5,150	Forest Laboratories, Inc.†(a)	264,916
6,800	Genentech, Inc.†	558,416
50	Gen-Probe, Inc.†	2,354
1,800	Gentiva Health Services, Inc.†	36,306
3,655	Genzyme Corp.†	219,373
7,050	Gilead Sciences, Inc.†	539,325
1,800	Greatbatch, Inc.†	45,900
1,800	Halozyme Therapeutics, Inc.†	14,508
2,100	Hanger Orthopedic Group, Inc.†	24,507
5,300	Health Management Associates, Inc., Class A	57,611
2,200	Health Net, Inc.†	118,382
2,900	Healthsouth Corp.†(a)	60,929
2,100	Henry Schein, Inc.†(a)	115,878
1,600	Hillenbrand Industries, Inc.(a)	94,992
2,700	Hologic, Inc.†	155,628
2,540	Hospira, Inc.†	103,886

See Notes to Schedules of Investments.
42

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Health Care (continued)
2,100	Human Genome Sciences, Inc.†	$22,302
2,900	Humana, Inc.†	168,258
300	Hythiam, Inc.†	2,040
1,800	ICU Medical, Inc.†	70,560
1,300	Idenix Pharmaceuticals, Inc.†(a)	9,490
2,694	Illumina, Inc.†(a)	78,934
1,600	ImClone Systems, Inc.†	65,232
200	Immtech Pharmaceuticals, Inc.†	1,150
380	Immucor, Inc.†	11,183
2,500	IMS Health, Inc.	74,150
1,200	Infinity Pharmaceuticals, Inc.†	14,448
1,800	InterMune, Inc.†(a)	44,388
1,800	Intralase Corp.†	44,964
1,800	Invacare Corp.	31,392
200	IRIS International, Inc.†(a)	2,790
1,200	Isis Pharmaceuticals, Inc.†	11,124
46,360	Johnson & Johnson	2,793,654
600	Keryx Biopharmaceuticals, Inc.†	6,312
700	Kinetic Concepts, Inc.†	35,448
3,574	King Pharmaceuticals, Inc.†	70,301
2,400	Laboratory Corp. of America Holdings†(a)	174,312
600	LHC Group, Inc.†	19,458
565	LifePoint Hospitals, Inc.†	21,594
1,200	Ligand Pharmaceuticals, Inc., Class B†	12,096
2,000	Lincare Holdings, Inc.†	73,300
200	Luminex Corp.†	2,744
700	MannKind Corp.†(a)	10,010
400	Manor Care, Inc.(a)	21,744
1,800	Matria Healthcare, Inc.†	47,448
300	Maxygen, Inc.†	3,345
5,650	McKesson Corp.	330,751
1,400	Medarex, Inc.†	18,116
1,800	Medcath Corp.†	49,140
5,499	Medco Health Solutions, Inc.†	398,842
3,000	Medicines Co.†	75,240
300	Medicis Pharmaceutical Corp., Class A(a)	9,246
3,855	MedImmune, Inc.†(a)	140,283
1,800	Medivation, Inc.†	33,948
19,068	Medtronic, Inc.	935,476
2,600	Mentor Corp.	119,600
35,733	Merck & Co., Inc.(a)	1,578,327
200	Merge Technologies, Inc.†(a)	974
3,200	MGI Pharma, Inc.†	71,904
800	Micrus Endovascular Corp.†	19,072
6,600	Millennium Pharmaceuticals, Inc.†	74,976
250	Millipore Corp.†(a)	18,118
800	Momenta Pharmaceuticals, Inc.†(a)	10,368
2,600	Mylan Laboratories, Inc.	54,964
700	Nastech Pharmaceutical Co., Inc.†(a)	7,553
2,850	Nektar Therapeutics†	37,221
100	New River Pharmaceuticals, Inc.†	6,363
800	Nighthawk Radiology Holdings, Inc.†	14,552
1,200	Northstar Neuroscience, Inc.†	15,360
800	Odyssey HealthCare, Inc.†	10,504
3,800	Omnicare, Inc.(a)	151,126
1,800	Omnicell, Inc.†	37,656
1,800	OSI Pharmaceuticals, Inc.†	59,400
1,600	Osiris Therapeutics, Inc.†(a)	29,936
1,800	Palomar Medical Technologies, Inc.†	71,910
4,200	Patterson Cos., Inc.†(a)	149,058
1,400	PDI, Inc.†	13,328
1,300	PDL BioPharma, Inc.†	28,210

See Notes to Schedules of Investments.
43

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Health Care (continued)
500	Pediatrix Medical Group, Inc.†	$28,530
1,517	PerkinElmer, Inc.	36,742
2,700	Perrigo Co.	47,682
117,111	Pfizer, Inc.	2,958,224
1,400	Pharmaceutical Product Development, Inc.	47,166
700	Phase Forward, Inc.†	9,191
2,000	PRA International†	43,120
200	Providence Service Corp. (The)†	4,744
500	PSS World Medical, Inc.†	10,570
2,600	Psychiatric Solutions, Inc.†	104,806
2,900	Quest Diagnostics, Inc.(a)	144,623
2,900	Regeneron Pharmaceuticals, Inc.†	62,698
1,000	Repros Therapeutics, Inc.†	9,550
800	Resmed, Inc.†	40,296
1,000	Respironics, Inc.†	41,990
200	Rigel Pharmaceuticals, Inc.†	2,172
800	Salix Pharmaceuticals, Ltd.†	10,080
1,800	Savient Pharmaceuticals, Inc.†	21,636
24,050	Schering-Plough Corp.	613,516
600	Sciele Pharma, Inc.†	14,208
200	Senomyx, Inc.†	2,476
2,300	Sepracor, Inc.†(a)	107,249
400	Sierra Health Services, Inc.†	16,468
1,800	Sirona Dental Systems, Inc.(a)	62,028
1,200	Somaxon Pharmaceuticals, Inc.†	14,640
5,900	St. Jude Medical, Inc.†	221,899
650	STERIS Corp.	17,264
3,620	Stryker Corp.	240,078
1,800	Tanox, Inc.†(a)	33,768
900	Techne Corp.†	51,390
500	Telik, Inc.†(a)	2,715
10,926	Tenet Healthcare Corp.†	70,254
2,700	Theravance, Inc.†	79,650
1,200	Thermage, Inc.†	10,920
6,309	Thermo Fisher Scientific, Inc.†	294,946
1,005	Triad Hospitals, Inc.†	52,511
1,200	United American Healthcare Corp.†	6,096
200	United Therapeutics Corp.†(a)	10,756
22,612	UnitedHealth Group, Inc.	1,197,758
1,500	Valeant Pharmaceuticals International	25,935
2,500	Varian Medical Systems, Inc.†	119,225
1,100	VCA Antech, Inc.†	39,941
3,850	Vertex Pharmaceuticals, Inc.†	107,954
300	Viropharma, Inc.†	4,305
1,200	Visicu, Inc.†	9,360
1,800	Vital Images, Inc.†	59,868
200	Vital Signs, Inc.	10,396
3,000	Warner Chilcott, Ltd., Class A†	44,430
2,450	Waters Corp.†	142,100
1,350	Watson Pharmaceuticals, Inc.†	35,680
1,800	WebMD Health Corp., Class A†	94,734
9,741	WellPoint, Inc.†	789,995
22,300	Wyeth	1,115,669
1,800	Xenoport, Inc.†	50,148
4,300	Zimmer Holdings, Inc.†	367,263
700	Zymogenetics, Inc.†	10,892

		31,063,922

Industrials — 11.3%
10,450	3M Co.	798,694
1,800	AAON, Inc.	47,034
273	ACCO Brands Corp.†(a)	6,577

See Notes to Schedules of Investments.
44

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
800	Accuride Corp.†	$11,680
370	Actuant Corp., Class A(a)	18,781
100	Acuity Brands, Inc.	5,444
1,000	Adesa, Inc.	27,630
850	AGCO Corp.†	31,424
700	Airtran Holdings, Inc.†	7,189
350	Alexander & Baldwin, Inc.	17,654
150	Alliant Techsystems, Inc.†	13,188
4,400	Allied Waste Industries, Inc.†	55,396
1,800	Amerco, Inc.†	125,982
1,800	American Railcar Industries, Inc.	53,658
300	American Science & Engineering, Inc.†(a)	15,801
2,300	American Standard Cos., Inc.	121,946
1,800	Ameron International Corp.	118,548
1,050	Ametek, Inc.	36,267
1,800	Ampco-Pittsburgh Corp.	52,002
3,650	AMR Corp.†	111,143
1,800	Amrep Corp.(a)	139,050
200	Angelica Corp.	5,508
200	Applied Signal Technology, Inc.	3,586
400	Astec Industries, Inc.†	16,100
2,400	Avery Dennison Corp.	154,224
1,192	Avis Budget Group, Inc.†	32,565
200	Axsys Technologies, Inc.†	3,156
200	Baker (Michael) Corp.†	4,860
2,000	Basin Water, Inc.†	13,740
3,100	BE Aerospace, Inc.†(a)	98,270
1,800	Beacon Roofing Supply, Inc.†	29,124
750	Belden CDT, Inc.	40,192
1,600	Blount International, Inc.†	19,920
1,000	BlueLinx Holdings, Inc.	10,500
10,650	Boeing Co.	946,892
100	Bowne & Co., Inc.	1,573
1,200	Brady Corp., Class A	37,440
2,400	Briggs & Stratton Corp.	74,040
450	Brink’s Co. (The)	28,553
600	BTU International, Inc.†	6,000
750	Builders FirstSource, Inc.†	12,052
7,790	Burlington Northern Santa Fe Corp.	626,550
200	C&D Technologies, Inc.	1,006
3,100	C.H. Robinson Worldwide, Inc.	148,025
1,800	Cascade Corp.	107,658
200	Casella Waste Systems, Inc., Class A†	1,952
10,150	Caterpillar, Inc.	680,354
400	CDI Corp.	11,568
700	Central Parking Corp.	15,526
1,800	Chart Industries, Inc.†	32,688
1,986	ChoicePoint, Inc.†	74,336
2,282	Cintas Corp.	82,380
1,800	CIRCOR International, Inc.	64,260
400	Clarcor, Inc.	12,720
100	Clean Harbors, Inc.†	4,522
400	Columbus McKinnon Corp.†	8,956
800	Comfort Systems USA, Inc.	9,584
400	Commercial Vehicle Group, Inc.†	8,240
200	Competitive Technologies, Inc.†	620
1,800	COMSYS IT Partners, Inc.†	35,820
700	Continental Airlines, Inc., Class B†(a)	25,473
700	Con-way, Inc.	34,888
4,800	Cooper Industries, Ltd., Class A	215,952
700	Copart, Inc.†	19,607
200	Cornell Cos., Inc.†	4,044
100	Corrections Corp. of America†	5,281
950	Covanta Holding Corp.†	21,071

See Notes to Schedules of Investments.
45

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
200	Covenant Transport, Inc., Class A†	$2,204
1,800	CRA International, Inc.†	93,924
300	Crane Co.	12,126
7,650	CSX Corp.	306,382
1,800	Cubic Corp.	38,952
1,000	Cummins, Inc.	144,720
300	Curtiss-Wright Corp.	11,562
3,468	Danaher Corp.	247,789
3,600	Deere & Co.	391,104
2,900	Deluxe Corp.	97,237
1,800	Diamond Management & Technology Consultants, Inc.	21,042
900	Donaldson Co., Inc.	32,490
3,650	Dover Corp.	178,156
478	DRS Technologies, Inc.	24,937
1,850	Dun & Bradstreet Corp.(a)	168,720
400	Dynamic Materials Corp.†	13,088
1,200	Eagle Bulk Shipping, Inc.	23,268
2,900	Eaton Corp.	242,324
12,300	Emerson Electric Co.	530,007
800	Empire Resources, Inc.(a)	8,944
1,800	Encore Wire Corp.	45,576
300	EnerSys†	5,154
1,800	Ennis, Inc.	48,168
2,550	Equifax, Inc.(a)	92,948
2,500	Evergreen Solar, Inc.†(a)	24,375
1,200	Excel Maritime Carriers, Ltd.†	20,676
3,600	Expeditors International Washington, Inc.	148,752
400	Exponent, Inc.†	7,980
700	ExpressJet Holdings, Inc.†	4,088
2,100	Fastenal Co.(a)	73,605
800	Federal Signal Corp.	12,416
4,882	FedEx Corp.(a)	524,473
1,800	First Advantage Corp., Class A†	43,146
800	Flanders Corp.†	5,800
700	Flow International Corp.†	7,518
500	Flowserve Corp.	28,595
2,000	Fluor Corp.(a)	179,440
1,800	Force Protection, Inc.†(a)	33,768
300	Foster Wheeler, Ltd.†	17,517
1,800	Franklin Electric Co., Inc.	83,700
100	Freightcar America, Inc.	4,817
1,200	Frontier Airlines Holdings, Inc.†(a)	7,212
200	Frozen Food Express Industries	1,664
600	FuelCell Energy, Inc.†(a)	4,716
1,800	G&K Services, Inc., Class A	65,304
3,000	Gardner Denver, Inc.†	104,550
200	GATX Corp.	9,560
300	Gehl Co.†	7,614
700	Genco Shipping & Trading, Ltd.	22,246
1,800	GenCorp., Inc.†	24,912
100	General Cable Corp.†	5,343
4,740	General Dynamics Corp.	362,136
169,046	General Electric Co.	5,977,467
100	Global Power Equipment Group, Inc.†	169
2,100	Goodrich Corp.(a)	108,108
1,787	Graco, Inc.	69,979
1,300	GrafTech International, Ltd.†	11,804
1,800	Greenbrier Cos., Inc.	48,060
1,800	Griffon Corp.†	44,550
100	H&E Equipment Services, Inc.†	2,150
250	Harland (John H.) Co.	12,808
250	Healthcare Services Group	7,162
533	Heartland Express, Inc.	8,464
100	Heidrick & Struggles International, Inc.†	4,845

See Notes to Schedules of Investments.
46

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
200	Herley Industries, Inc.†	$3,124
900	Herman Miller, Inc.	30,141
3,400	Hertz Global Holdings, Inc.†	80,580
2,350	Hexcel Corp.†	46,648
2,000	Hi-Shear Technology Corp.	22,000
12,625	Honeywell International, Inc.	581,508
550	Horizon Lines, Inc., Class A	18,051
400	Hubbell, Inc., Class B	19,296
200	Hudson Highland Group, Inc.†	3,118
400	Hurco Cos., Inc.†	17,140
100	Huron Consulting Group, Inc.†(a)	6,084
450	IDEX Corp.	22,896
500	IHS, Inc., Class A†	20,555
700	IKON Office Solutions, Inc.	10,059
6,966	Illinois Tool Works, Inc.(a)	359,446
2,400	Imperial Industries, Inc.†(a)	18,576
4,550	Ingersoll-Rand Co., Ltd., Class A(a)	197,334
100	Innovative Solutions & Support, Inc.†(a)	2,532
1,800	Insituform Technologies, Inc., Class A†	37,422
1,000	Intersections, Inc.†	10,050
200	Ionatron, Inc.†(a)	932
2,500	ITT Corp.(a)	150,800
3,300	J.B. Hunt Transport Services, Inc.	86,592
1,800	Jacobs Engineering Group, Inc.†	83,970
2,675	JetBlue Airways Corp.†	30,789
3,925	Joy Global, Inc.(a)	168,382
1,800	Kadant, Inc.†	45,648
1,800	Kaman Corp.	41,958
1,273	Kansas City Southern†	45,293
400	Kelly Services, Inc., Class A	12,880
200	Kenexa Corp.†	6,226
500	Kennametal, Inc.	33,805
1,800	Kforce, Inc.†	24,786
2,800	Kirby Corp.†	97,944
387	Knight Transportation, Inc.(a)	6,896
11,100	Kreisler Manufacturing Corp.†	213,231
2,300	L-3 Communications Holdings, Inc.	201,181
600	LaBarge, Inc.†	7,800
700	Laidlaw International, Inc.	24,220
800	Landstar System, Inc.(a)	36,672
1,000	Learning Tree International, Inc.†	11,250
100	LECG Corp.†	1,448
650	Lennox International, Inc.	23,205
200	Lindsay Manufacturing Co.(a)	6,358
1,200	LMI Aerospace, Inc.†	22,356
5,650	Lockheed Martin Corp.	548,163
200	LSI Industries, Inc.	3,348
200	Macquarie Infrastucture Co. Trust	7,860
700	Manitowoc Co., Inc. (The)	44,471
603	Manpower, Inc.	44,483
100	Marten Transport, Ltd.†	1,588
6,400	Masco Corp.(a)	175,360
3,825	McDermott International, Inc.†	187,348
1,800	McGrath Rentcorp	57,006
700	Meadow Valley Corp.†	9,072
2,400	Mesa Air Group, Inc.†	18,072
1,300	MFRI, Inc.†	24,102
1,200	Midwest Air Group, Inc.†	16,212
2,000	Monster Worldwide, Inc.†	94,740
300	MSC Industrial Direct Co., Class A	14,004
3,400	Mueller Water Products, Inc., Class A	46,954
350	Navistar International Corp.†	16,013

See Notes to Schedules of Investments.
47

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
5,550	Norfolk Southern Corp.	$280,830
3,600	North American Galvanizing & Coating, Inc.†	18,432
5,650	Northrop Grumman Corp.	419,343
1,800	Nuco2, Inc.†	45,396
200	On Assignment, Inc.†	2,482
100	Orbital Sciences Corp.†	1,874
800	Oshkosh Truck Corp.(a)	42,400
1,200	Owens Corning, Inc.†	38,232
4,337	Paccar, Inc.(a)	318,336
4,000	Pall Corp.	152,000
2,729	Parker Hannifin Corp.	235,540
1,300	Pentair, Inc.	40,508
1,800	PeopleSupport, Inc.†	20,610
1,800	Perini Corp.†	66,348
623	PHH Corp.†	19,039
600	Pike Electric Corp.†(a)	10,848
600	Pinnacle Airlines Corp.†	10,374
3,800	Pitney Bowes, Inc.	172,482
800	Portec Rail Products, Inc.	8,128
1,300	Power-One, Inc.†	7,436
1,900	Precision Castparts Corp.	197,695
1,220	PRG-Schultz International, Inc.†(a)	17,434
1,800	PW Eagle, Inc.	59,472
2,450	Quanta Services, Inc.†	61,789
100	Quipp, Inc.	730
3,500	R.R. Donnelley & Sons Co.(a)	128,065
6,550	Raytheon Co.	343,613
700	Republic Airways Holdings, Inc.†	16,072
5,400	Republic Services, Inc.	150,228
200	Resources Connection, Inc.†	6,398
1,800	Robbins & Myers, Inc.	67,122
3,200	Robert Half International, Inc.(a)	118,432
2,500	Rockwell Automation, Inc.(a)	149,675
2,800	Rockwell Collins, Inc.	187,404
1,400	Roper Industries, Inc.(a)	76,832
1,700	Ryder System, Inc.	83,878
1,800	Saia, Inc.†	42,750
600	SAIC, Inc.†	10,392
400	Shaw Group, Inc. (The)†	12,508
1,200	Simclar, Inc.†(a)	7,272
50	Simpson Manufacturing Co., Inc.	1,542
1,300	SIRVA, Inc.†	4,641
150	SkyWest, Inc.	4,024
300	Smith (A.O.) Corp.	11,466
13,343	Southwest Airlines Co.	196,142
300	Spherion Corp.†	2,646
1,400	Spire Corp.†	15,582
1,700	Spirit Aerosystems Holdings, Inc., Class A†	54,145
1,834	SPX Corp.	128,747
1,800	Standard Parking Corp.†	63,666
200	Standard Register Co. (The)	2,530
1,800	Standex International Corp.	51,318
300	Steelcase, Inc., Class A	5,967
1,800	Superior Essex, Inc.†	62,406
1,200	Swift Transportation Co., Inc.†	37,392
200	Sypris Solutions, Inc.	1,294
550	Taleo Corp., Class A†	9,119
1,200	Taser International, Inc.†(a)	9,636
1,800	Tennant Co.	56,682
1,900	Terex Corp.†	136,344
693	Tetra Tech, Inc.†	13,209
2,500	Textron, Inc.	224,500
250	Thomas & Betts Corp.†	12,205
1,200	Thomas Group, Inc.	14,304
800	Timken Co.	24,248
2,000	Titan International, Inc.(a)	50,660

See Notes to Schedules of Investments.
48

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Industrials (continued)
300	Toro Co.	$15,372
200	TRC Cos., Inc.†	2,018
1,800	Tredegar Corp.	41,022
400	Trex Co., Inc.†(a)	8,612
2,100	Trinity Industries, Inc.(a)	88,032
5,500	TRM Corp.†	15,345
800	TurboChef Technologies, Inc.†(a)	12,176
32,750	Tyco International, Ltd.	1,033,262
800	UAL Corp.†	30,536
300	Ultralife Batteries, Inc.†	3,240
3,800	Union Pacific Corp.	385,890
200	United Industrial Corp.	11,040
9,850	United Parcel Service, Inc., Class B	690,485
600	United Rentals, Inc.†	16,500
150	United Stationers, Inc.†	8,988
15,544	United Technologies Corp.	1,010,360
2,700	URS Corp.†	114,993
1,941	US Airways Group, Inc.†	88,277
500	USG Corp.†(a)	23,340
900	UTi Worldwide, Inc.(a)	22,122
100	Viad Corp.	3,860
700	Vicor Corp.	7,014
450	Volt Information Sciences, Inc.†	11,786
500	W.W. Grainger, Inc.(a)	38,620
50	Wabash National Corp.	771
300	Wabtec Corp.	10,347
300	Walter Industries, Inc.	7,425
1,575	Waste Connections, Inc.†	47,156
8,850	Waste Management, Inc.	304,528
250	Werner Enterprises, Inc.	4,542
1,200	Williams Scotsman International, Inc.†	23,592
2,850	YRC Worldwide, Inc.†(a)	114,627

		29,757,445

Information Technology — 14.8%
9,200	Accenture, Ltd., Class A	354,568
800	Access Integrated Technologies, Inc., Class A†(a)	4,344
200	Actel Corp.†	3,304
4,544	Activision, Inc.†(a)	86,063
1,100	Acxiom Corp.	23,529
3,431	ADC Telecommunications, Inc.†	57,435
9,959	Adobe Systems, Inc.†(a)	415,290
700	Adtran, Inc.	17,045
800	Advanced Analogic Technologies, Inc.†	5,264
8,000	Advanced Micro Devices, Inc.†(a)	104,480
1,800	Advent Software, Inc.†	62,766
700	Aeroflex, Inc.†	9,205
2,200	Affiliated Computer Services, Inc., Class A†	129,536
2,440	Agere Systems, Inc.†(a)	55,193
100	Agile Software Corp.†	695
6,646	Agilent Technologies, Inc.†	223,904
500	Agilysys, Inc.	11,235
2,259	Akamai Technologies, Inc.†	112,769
650	Alliance Data Systems Corp.†(a)	40,053
5,500	Altera Corp.†(a)	109,945
1,900	Altiris, Inc.†	62,529
200	American Technology Corp.†	796
800	AMIS Holdings, Inc.†	8,760
1,700	Amkor Technology, Inc.†(a)	21,216
1,700	Amphenol Corp., Class A(a)	109,769
4,900	Analog Devices, Inc.	169,001
200	Anaren, Inc.†	3,522
1,750	Andrew Corp.†	18,532
1,300	Answers Corp.†	16,809
13,000	Apple, Inc.†	1,207,830
21,108	Applied Materials, Inc.(a)	386,699

See Notes to Schedules of Investments.
49

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
200	Aptimus, Inc.†	$680
450	aQuantive, Inc.†(a)	12,560
1,200	Ariba, Inc.†	11,280
1,200	Arris Group, Inc.†	16,896
2,750	Arrow Electronics, Inc.†	103,812
1,200	Aspen Technology, Inc.†	15,600
700	Astea International, Inc.†	3,906
400	Atheros Communications, Inc.†	9,572
7,100	Atmel Corp.†	35,713
3,800	Autodesk, Inc.†	142,880
9,600	Automatic Data Processing, Inc.	464,640
6,390	Avaya, Inc.†	75,466
3,100	Avnet, Inc.†(a)	112,034
350	Avocent Corp.†	9,440
1,600	AVX Corp.	24,320
1,389	Axcelis Technologies, Inc.†	10,612
300	Bankrate, Inc.†(a)	10,572
8,550	BEA Systems, Inc.†	99,094
3,000	BearingPoint, Inc.†	22,980
300	Bel Fuse, Inc., Class B	11,613
200	Bell Microproducts, Inc.†	1,280
900	Benchmark Electronics, Inc.†	18,594
3,750	BISYS Group, Inc. (The)†	42,975
1,200	Bitstream, Inc., Class A†	9,684
400	Blackboard, Inc.†(a)	13,452
200	Blue Coat Systems, Inc.†	7,346
3,017	BMC Software, Inc.†	92,893
1,200	Brightpoint, Inc.†	13,728
6,815	Broadcom Corp., Class A†(a)	218,557
6,200	Brocade Communications Systems, Inc.†	59,024
706	Brooks Automation, Inc.†	12,108
5,972	CA, Inc.	154,735
5,227	Cadence Design Systems, Inc.†	110,081
1,800	Callidus Software, Inc.†	13,500
550	Carrier Access Corp.†	2,810
800	Cascade Microtech, Inc.†	11,400
200	Catapult Communications Corp.†	1,948
1,580	CDW Corp.	97,059
4,200	Ceridian Corp.†	146,328
900	CheckFree Corp.†	33,381
1,800	Checkpoint Systems, Inc.†	42,588
200	Ciber, Inc.†	1,574
1,897	Ciena Corp.†(a)	53,021
2,500	Cirrus Logic, Inc.†	19,150
99,673	Cisco Systems, Inc.†	2,544,652
2,600	Citrix Systems, Inc.†(a)	83,278
5,537	CNET Networks, Inc.†	48,227
800	Cogent, Inc.†	10,760
2,600	Cognizant Technology Solutions Corp., Class A†	229,502
650	CommScope, Inc.†	27,885
3,280	Computer Sciences Corp.†	170,986
5,750	Compuware Corp.†	54,568
100	Comtech Telecommunications Corp.†	3,873
1,500	Convergys Corp.†	38,115
25,469	Corning, Inc.†	579,165
1,800	Covansys Corp.†	44,424
1,200	Cray, Inc.†	16,548
700	Cree, Inc.†(a)	11,522
150	CSG Systems International, Inc.†	3,753
200	CTS Corp.	2,764
1,700	Cypress Semiconductor Corp.†(a)	31,535
1,200	Datalink Corp.†	9,396
31,800	Dell, Inc.†	738,078
1,850	Diebold, Inc.(a)	88,264

See Notes to Schedules of Investments.
50

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
1,200	Digi International, Inc.†	$15,240
1,200	Ditech Networks, Inc.†	9,744
100	DST Systems, Inc.†(a)	7,520
200	DTS, Inc.†	4,846
800	Eagle Test Systems, Inc.†	13,312
621	Earthlink, Inc.†	4,564
16,550	eBay, Inc.†(a)	548,632
100	Echelon Corp.†	1,054
200	eCollege.com, Inc.†	3,590
200	EFJ, Inc.†	1,068
380	eFunds Corp.†	10,131
5,400	Electronic Arts, Inc.†	271,944
7,700	Electronic Data Systems Corp.(a)	213,136
450	Electronics for Imaging†	10,552
200	Embarcadero Technologies, Inc.†	1,382
36,179	EMC Corp.†	501,079
800	Emcore Corp.†(a)	4,000
550	Emulex Corp.†	10,060
1,800	En Pointe Technologies, Inc.†	6,138
600	EndWave Corp.†	7,140
4,786	Entegris, Inc.†	51,210
1,500	Epicor Software Corp.†	20,865
200	EPIQ Systems, Inc.†	4,076
1,200	eSpeed, Inc., Class A†	11,400
300	Exar Corp.†	3,972
800	Extreme Networks†	3,384
450	F5 Networks, Inc.†	30,006
450	Factset Research Systems, Inc.	28,282
144	Fair Isaac Corp.	5,570
1,600	Fairchild Semiconductor International, Inc.†	26,752
100	FalconStor Software, Inc.†	1,042
200	FARO Technologies, Inc.†	5,774
4,193	Fidelity National Information Services, Inc.	190,614
11,929	First Data Corp.	320,890
3,428	Fiserv, Inc.†	181,890
750	Flir Systems, Inc.†	26,752
350	Formfactor, Inc.†	15,662
200	Forrester Research, Inc.†	5,672
2,050	Foundry Networks, Inc.†	27,818
400	Gartner, Inc.†	9,580
800	Genesis Microchip, Inc.†	7,432
550	Global Cash Access Holdings, Inc.†	9,180
700	Global Imaging Systems, Inc.†	13,650
850	Global Payments, Inc.	28,951
1,800	Globecomm Systems, Inc.†	19,260
3,200	Google, Inc., Class A†	1,466,112
1,400	Harmonic, Inc.†	13,748
1,900	Harris Corp.	96,805
1,800	Heartland Payment Systems, Inc.(a)	42,552
1,270	Hewitt Associates, Inc., Class A†	37,122
43,577	Hewlett-Packard Co.	1,749,181
350	Hittite Microwave Corp.†	14,060
100	Hutchinson Technology, Inc.†	2,335
2,100	Hypercom Corp.†	12,516
2,900	Hyperion Solutions Corp.†(a)	150,307
1,800	i2 Technologies, Inc.†(a)	43,200
200	ID Systems, Inc.†(a)	2,406
550	Ikanos Communications, Inc.†	4,274
200	Imergent, Inc.(a)	3,892
650	Informatica Corp.†	8,730
1,500	infoUSA, Inc.	14,430
2,300	Ingram Micro, Inc., Class A†	44,413

See Notes to Schedules of Investments.
51

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
5,010	Integrated Device Technology, Inc.†	$77,254
94,816	Intel Corp.	1,813,830
100	Interactive Intelligence, Inc.†	1,524
300	Interdigital Communications Corp.†	9,501
200	Intermec, Inc.†	4,468
221	Internap Network Services Corp.†	3,481
24,120	International Business Machines Corp.(a)	2,273,551
1,100	International Rectifier Corp.†(a)	42,031
1,200	Internet Capital Group, Inc.†	12,840
1,200	Interphase Corp.†	13,392
2,100	Intersil Corp., Class A	55,629
300	Inter-Tel, Inc.	7,092
1,900	Interwoven, Inc.†	32,110
5,700	Intuit, Inc.†	155,952
2,875	Iron Mountain, Inc.†	75,124
1,500	Ixia†	13,950
1,400	IXYS Corp.†	14,322
700	j2 Global Communications, Inc.†	19,404
4,950	Jabil Circuit, Inc.	105,980
3,300	Jack Henry & Associates, Inc.(a)	79,365
5,828	JDS Uniphase Corp.†(a)	88,760
8,690	Juniper Networks, Inc.†	171,019
400	Jupitermedia Corp.†	2,648
1,400	Keane, Inc.†	19,012
200	Keithley Instruments, Inc.	3,058
1,400	Kemet Corp.†	10,710
1,200	KEY Tronic Corp.†	4,920
200	Keynote Systems, Inc.†	2,684
3,300	KLA-Tencor Corp.(a)	175,956
1,800	Knot, Inc. (The)†	38,754
250	Komag, Inc.†(a)	8,182
500	Kulicke & Soffa Industries, Inc.†	4,625
1,873	L-1 Identity Solutions, Inc.†(a)	30,923
2,400	Lam Research Corp.†(a)	113,616
1,200	LaserCard Corp.†(a)	14,148
1,300	Lattice Semiconductor Corp.†	7,605
4,300	Lawson Software, Inc.†	34,787
800	Leadis Technologies, Inc.†	3,200
200	LeCroy Corp.†	1,670
1,800	Lexmark International, Inc., Class A†(a)	105,228
4,800	Linear Technology Corp.	151,632
1,800	Liquidity Services, Inc.†	30,492
293	Local.com Corp.†	1,354
200	LoJack Corp.†	3,796
1,200	LoopNet, Inc.†	20,508
536	Loral Space & Communications, Inc.†	27,272
6,490	LSI Logic Corp.†(a)	67,756
1,200	Lumera Corp.†(a)	6,012
200	Macrovision Corp.†	5,010
300	Magma Design Automation, Inc.†	3,588
200	Majesco Entertainment Co.†	300
700	MakeMusic, Inc.†	4,200
300	Mantech International Corp., Class A†	10,023
1,800	Marchex, Inc., Class B(a)	27,576
7,100	Marvell Technology Group, Ltd.†(a)	119,351
1,000	Mastec, Inc.†	11,010
100	Mastercard, Inc., Class A	10,624
1,000	Mattson Technology, Inc.†	9,100
5,490	Maxim Integrated Products, Inc.	161,406
1,800	MAXIMUS, Inc.	62,064

See Notes to Schedules of Investments.
52

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
4,300	McAfee, Inc.†	$125,044
200	Measurement Specialties, Inc.†	4,512
2,550	MEMC Electronic Materials, Inc.†	154,479
900	Mentor Graphics Corp.†	14,706
200	Mercury Computer Systems, Inc.†	2,774
1,600	Merix Corp.†	13,152
200	Methode Electronics, Inc.	2,954
700	Micrel, Inc.†(a)	7,714
3,512	Microchip Technology, Inc.(a)	124,781
11,827	Micron Technology, Inc.†	142,870
2,000	Micronetics, Inc.†(a)	15,860
650	Microsemi Corp.†(a)	13,526
141,940	Microsoft Corp.	3,955,868
1,500	Midway Games, Inc.†(a)	9,375
200	Mobility Electronics, Inc.†	622
200	Moldflow Corp.†	3,006
4,025	Molex, Inc.	113,505
1,100	MoneyGram International, Inc.	30,536
600	Monolithic Power Systems, Inc.†	7,740
1,200	MoSys, Inc.†	10,080
38,641	Motorola, Inc.	682,786
3,600	MPS Group, Inc.†	50,940
1,800	MSC.Software Corp.†	24,750
1,800	MTS Systems Corp.	69,912
800	Nanometrics, Inc.†	5,360
1,500	Napco Security Systems, Inc.†	7,950
175	National Instruments Corp.	4,590
5,700	National Semiconductor Corp.(a)	137,598
1,800	Navisite, Inc.†	10,818
850	NAVTEQ Corp.†	29,325
2,600	NCR Corp.†	124,202
700	Neomagic Corp†(a)	2,261
200	Neoware, Inc.†	2,014
1,800	NetList Inc.†	12,528
800	Netscout Systems, Inc.†	7,240
5,700	Network Appliance, Inc.†	208,164
1,800	Network Equipment Technologies, Inc.†	17,460
1,800	Newport Corp.†(a)	29,466
200	NMS Communications Corp.†	360
1,800	Novatel Wireless, Inc.†	28,872
7,284	Novell, Inc.†	52,590
2,723	Novellus Systems, Inc.†(a)	87,190
4,100	Nuance Communications, Inc.†(a)	62,771
100	NVE Corp.†	2,728
6,400	NVIDIA Corp.†	184,192
1,200	Occam Networks, Inc.†	13,404
1,200	Omniture, Inc.†	21,876
2,250	Omnivision Technologies, Inc.†(a)	29,160
6,800	ON Semiconductor Corp.†	60,656
200	Online Resources Corp.†	2,294
1,411	Openwave Systems, Inc.†(a)	11,500
200	Opnet Technologies, Inc.†	2,702
1,300	Opsware, Inc.†	9,425
1,300	Optelecom-NKF, Inc.†(a)	10,647
64,630	Oracle Corp.†	1,171,742
200	OSI Systems, Inc.†	5,288
200	Overland Storage, Inc.†	828
3,130	Palm, Inc.†(a)	56,747
700	PAR Technology Corp.†	6,944
1,240	Parametric Technology Corp.†	23,672
800	Parkervision, Inc.†(a)	10,568
100	Paxar Corp.†	2,870
6,000	Paychex, Inc.(a)	227,220
200	Pericom Semiconductor Corp.†	1,956

See Notes to Schedules of Investments.
53

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
650	Perot Systems Corp., Class A†	$11,616
41	PFSweb, Inc.†	42
200	Phoenix Technologies, Ltd.†	1,250
100	Photon Dynamics, Inc.†	1,261
1,200	Photronics, Inc.†	18,660
100	Pixelworks, Inc.†	165
200	Planar Systems, Inc.†	1,734
350	Plantronics, Inc.	8,267
200	PLATO Learning, Inc.†	840
350	Plexus Corp.†	6,002
200	PLX Technology, Inc.†	1,948
5,850	PMC - Sierra, Inc.†	41,008
950	Polycom, Inc.†(a)	31,664
1,100	Power Integrations, Inc.†	24,915
980	Powerwave Technologies, Inc.†	5,576
200	QAD, Inc.	1,820
5,000	QLogic Corp.†	85,000
25,950	QUALCOMM, Inc.	1,107,027
1,800	Quality Systems, Inc.(a)	72,000
600	Radiant Systems, Inc.†	7,818
3,950	Rambus, Inc.†(a)	83,938
2,126	RealNetworks, Inc.†	16,689
2,490	Red Hat, Inc.†(a)	57,096
1,200	Relm Wireless Corp.†	4,800
89	REMEC, Inc.	137
1,200	Renaissance Learning, Inc.	15,804
3,100	RF Micro Devices, Inc.†(a)	19,313
1,200	RightNow Technologies, Inc.†	19,656
440	Rudolph Technologies, Inc.†	7,674
2,000	S1 Corp.†	12,000
2,580	Sabre Holdings Corp., Class A	84,495
1,800	SafeNet, Inc.†	50,940
700	Salesforce.com, Inc.†(a)	29,974
2,700	SanDisk Corp.†	118,260
3,776	Sanmina-SCI Corp.†	13,669
9,809	Seagate Technology	228,550
300	Secure Computing Corp.†	2,310
200	Semitool, Inc.†	2,600
3,050	Semtech Corp.†	41,114
1,900	Sento Corp.†	4,085
1,800	SI International, Inc.†	51,678
1,800	Sigma Designs, Inc.†	47,268
200	Sigmatel, Inc.†	628
1,500	Silicon Image, Inc.†	12,240
2,800	Silicon Laboratories, Inc.†	83,776
200	Silicon Storage Technology, Inc.†	986
700	Sirenza Microdevices, Inc.†	6,034
350	Sirf Technology Holdings, Inc.†(a)	9,716
5,982	Skyworks Solutions, Inc.†	34,397
800	Smart Modular Technologies WWH, Inc.†	10,232
800	Smith Micro Software, Inc.†	14,904
7,618	Solectron Corp.†	23,997
1,800	Sonic Solutions, Inc.†	25,380
1,200	SonicWALL, Inc.†	10,032
3,300	Sonus Networks, Inc.†	26,631
600	Spansion, Inc., Class A†	7,314
1,800	SPSS, Inc.†	64,980
200	SRA International, Inc., Class A†	4,872
300	Staktek Holdings, Inc.†	975
200	Standard Microsystems Corp.†	6,108
1,200	STEC, Inc.†	8,448
57,200	Sun Microsystems, Inc.†	343,772
950	Sybase, Inc.†(a)	24,016
550	SYKES Enterprises, Inc.†	10,032
14,833	Symantec Corp.†	256,611
100	Symmetricom, Inc.†	830

See Notes to Schedules of Investments.
54

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
200	Synaptics, Inc.†	$5,116
1,200	Synchronoss Technologies, Inc.†	20,880
1,800	SYNNEX Corp.†	38,232
1,592	Synopsys, Inc.†	41,758
3,100	Take-Two Interactive Software, Inc.†(a)	62,434
2,900	Tech Data Corp.†	103,849
700	Tekelec†	10,437
550	Tektronix, Inc.	15,488
9,604	Tellabs, Inc.†	95,080
3,900	Teradyne, Inc.†(a)	64,506
1,800	Terremark Worldwide, Inc.†	14,508
400	Tessera Technologies, Inc.†	15,896
23,272	Texas Instruments, Inc.(a)	700,487
300	THQ, Inc.†	10,257
5,450	TIBCO Software, Inc.†	46,434
200	TNS, Inc.†	3,218
1,200	Traffic.com, Inc.†	9,600
150	Transaction Systems Architects, Inc.†	4,858
250	Travelzoo, Inc.†	9,192
900	Trident Microsystems, Inc.†	18,054
2,017	Trimble Navigation, Ltd.†	54,136
1,200	Trio-Tech International	16,680
700	TRX, Inc.†	2,380
1,000	TTM Technologies, Inc.†	9,540
1,600	Tyler Technologies, Inc.†	20,320
600	Ulticom, Inc.†	4,920
800	Unica Corp.†	10,040
8,570	Unisys Corp.†	72,245
700	United Online, Inc.	9,821
800	Utstarcom, Inc.†(a)	6,632
2,455	Valueclick, Inc.†	64,149
2,600	Varian Semiconductor Equipment Associates, Inc.†	138,788
1,800	Vasco Data Security International†	32,166
1,800	Veeco Instruments, Inc.†	35,100
3,100	VeriFone Holdings, Inc.†(a)	113,863
300	Verint Systems, Inc.†	9,645
3,916	VeriSign, Inc.†	98,370
1,200	Versant Corp.†	20,340
1,800	Vicon Industries, Inc.†	17,910
550	Vignette Corp.†	10,214
800	Virage Logic Corp.†	5,816
5,156	Vishay Intertechnology, Inc.†	72,081
700	Vocus, Inc.†	14,091
400	Volterra Semiconductor Corp.†	5,224
250	WebEx Communications, Inc.†	14,215
100	webMethods, Inc.†	719
100	Websense, Inc.†	2,299
800	WebSideStory, Inc.†	10,360
800	Website Pros, Inc.†	7,208
3,000	Western Digital Corp.†	50,430
12,029	Western Union Co. (The)	264,037
700	Wind River Systems, Inc.†	6,958
1,800	Wireless Ronin Technologies, Inc.†	16,002
300	Wireless Xcessories Group†	876
700	WPCS International, Inc.†	7,868
2,600	Wright Express Corp.†	78,858
14,700	Xerox Corp.†	248,283
4,150	Xilinx, Inc.	106,780
1,800	X-Rite, Inc.	23,310
21,450	Yahoo!, Inc.†	671,170
975	Zebra Technologies Corp., Class A†	37,645
1,200	Zoran Corp.†	20,424
1,600	Zygo Corp.†	25,616

		39,050,602

Materials — 3.3%
1,800	AEP Industries, Inc.†	77,400

See Notes to Schedules of Investments.
55

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Materials (continued)
3,850	Air Products & Chemicals, Inc.(a)	$284,476
2,770	Airgas, Inc.	116,756
1,050	AK Steel Holding Corp.†	24,560
1,000	Albemarle Corp.	41,340
13,648	Alcoa, Inc.	462,667
1,600	Allegheny Technologies, Inc.(a)	170,704
600	American Vanguard Corp(a)	10,254
500	Aptargroup, Inc.	33,465
1,800	Arch Chemicals, Inc.	56,196
1,800	Ashland, Inc.	118,080
1,650	Ball Corp.	75,652
1,350	Bemis Co.	45,076
550	Bowater, Inc.(a)	13,101
250	Brush Engineered Materials, Inc.†	12,118
1,800	Buckeye Technologies, Inc.†	23,364
100	Cabot Corp.	4,773
450	Castle (A.M.) & Co.	13,212
2,000	Celanese Corp., Class A	61,680
1,200	CF Industries Holdings, Inc.	46,260
3,895	Chemtura Corp.	42,572
200	Cleveland-Cliffs, Inc.	12,802
2,600	Commercial Metals Co.	81,510
3,400	Core Molding Technologies, Inc.†	26,520
3,300	Crown Holdings, Inc.†	80,718
100	Deltic Timber Corp.	4,796
15,811	Dow Chemical Co. (The)	725,092
15,000	du Pont (E.I.) de Nemours & Co.(a)	741,450
1,200	Eagle Materials, Inc.	53,556
1,900	Eastman Chemical Co.	120,327
3,200	Ecolab, Inc.	137,600
1,250	Florida Rock Industries, Inc.	84,112
5,201	Freeport-McMoRan Copper & Gold, Inc., Class B	344,254
2,000	Friedman Industries	18,480
1,300	Glatfelter	19,383
400	H.B. Fuller Co.	10,908
1,200	Hecla Mining Co.†	10,872
1,000	Hercules, Inc.†	19,540
1,500	Huntsman Corp.	28,635
1,000	International Flavors & Fragrances, Inc.	47,220
7,192	International Paper Co.(a)	261,789
1,800	Koppers Holdings, Inc.	46,188
672	Kronos Worldwide, Inc.	21,780
1,000	Louisiana-Pacific Corp.	20,060
1,800	LSB Industries, Inc.†	28,026
1,100	Lubrizol Corp.	56,683
3,255	Lyondell Chemical Co.	97,552
3,276	MeadWestvaco Corp.	101,032
1,350	Meridian Gold, Inc.†	34,466
9,080	Monsanto Co.	499,037
1,500	Mosaic Co. (The)†	39,990
700	Myers Industries, Inc.	13,076
1,550	Nalco Holding Co.	37,045
1,500	Nanophase Technologies Corp.†(a)	8,805
8,200	Newmont Mining Corp.	344,318
2,900	NL Industries(a)	31,610
200	Northwest Pipe Co.†	7,966
4,070	Nucor Corp.	265,079
370	Olin Corp.	6,268
1,800	Olympic Steel, Inc.	55,782
3,200	Owens-Illinois, Inc.†(a)	82,464
1,300	Packaging Corp. of America	31,720
2,750	Pactiv Corp.†	92,785
1,200	PolyOne Corp.†	7,320
3,100	PPG Industries, Inc.	217,961
4,550	Praxair, Inc.	286,468
2,900	Reliance Steel & Aluminum Co.	140,360

See Notes to Schedules of Investments.
56

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Materials (continued)
2,458	Rohm & Haas Co.	$127,128
1,300	RPM International, Inc.	30,030
400	Schulman (A.), Inc.	9,424
2,400	Scotts Miracle-Gro Co. (The), Class A	105,672
3,400	Sealed Air Corp.	107,440
1,200	Sigma-Aldrich Corp.	49,824
3,300	Smurfit-Stone Container Corp.†	37,158
950	Sonoco Products Co.	35,701
600	Southern Copper Corp.(a)	42,996
1,100	Steel Dynamics, Inc.	47,520
400	Steel Technologies, Inc.	11,832
700	Stillwater Mining Co.†	8,883
2,100	Temple-Inland, Inc.	125,454
1,300	Terra Industries, Inc.†	22,750
250	Texas Industries, Inc.	18,882
1,673	Titanium Metals Corp.†	60,032
700	Tronox, Inc., Class A	10,080
50	United States Lime & Minerals, Inc.†	1,538
2,400	United States Steel Corp.	238,008
1,200	Valhi, Inc.	15,840
700	Valspar Corp.	19,481
1,800	Vulcan Materials Co.(a)	209,664
100	W.R. Grace & Co.†	2,642
700	Wausau Paper Corp.	10,052
400	Westlake Chemical Corp.	10,860
3,350	Weyerhaeuser Co.	250,379
400	Wheeling-Pittsburgh Corp.†	9,476
1,050	Worthington Industries, Inc.(a)	21,609

		8,777,466

Telecommunication Services — 3.4%
700	Alaska Communications Systems Group, Inc.	10,325
6,201	Alltel Corp.	384,462
6,450	American Tower Corp., Class A†	251,228
101,324	AT&T, Inc.(a)	3,995,205
200	Boston Communications Group†	360
1,800	Cbeyond, Inc.†	52,794
2,100	Centennial Communications Corp.†	17,283
2,200	CenturyTel, Inc.	99,418
7,676	Citizens Communications Co.(a)	114,756
200	Cogent Communications Group, Inc.†	4,726
700	Consolidated Communications Holdings, Inc.	13,923
3,200	Crown Castle International Corp.†	102,816
700	D&E Communications, Inc.	9,324
2,400	Dobson Communications Corp., Class A†	20,616
1,957	EMBARQ Corp.	110,277
1,000	Eschelon Telecom, Inc.†	28,900
100	Fairpoint Communications, Inc.	1,921
1,800	Fibernet Telecom Group, Inc.†	14,814
700	FiberTower Corp.†(a)	3,633
700	General Communication, Inc., Class A†	9,800
1,900	Global Crossing, Ltd.†	52,250
1,200	Globalstar, Inc.†(a)	12,720
2,400	GoAmerica, Inc.†	14,568
600	IDT Corp., Class B	6,810
1,200	InPhonic, Inc.†	13,080
600	Iowa Telecommunications Services, Inc.	12,000
16,838	Level 3 Communications, Inc.†(a)	102,712

See Notes to Schedules of Investments.
57

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Telecommunication Services (continued)
1,000	NeuStar, Inc., Class A†	$28,440
2,200	NII Holdings, Inc.†	163,196
200	North Pittsburgh Systems, Inc.	4,354
700	NTELOS Holdings Corp.†	13,454
1,200	PAETEC Holding Corp.†	12,576
700	Premiere Global Services, Inc.†	7,854
600	Price Communications Corp.	12,000
24,620	Qwest Communications International, Inc.†(a)	221,334
1,450	SBA Communications Corp., Class A†	42,848
48,554	Sprint Nextel Corp.	920,589
200	SureWest Communications	4,974
700	Syniverse Holdings, Inc.†	7,378
1,670	Telephone & Data Systems, Inc.	99,565
2,700	Time Warner Telecom, Inc., Class A†	56,079
400	USA Mobility, Inc.	7,972
47,096	Verizon Communications, Inc.(a)	1,785,880
1,200	Vonage Holdings Corp.†(a)	4,140
7,678	Windstream Corp.	112,790
200	Wireless Facilities, Inc.†	260

		8,966,404

Utilities — 3.8%
10,985	AES Corp. (The)†	236,397
1,000	AGL Resources, Inc.	42,720
2,400	Allegheny Energy, Inc.†	117,936
1,200	Alliant Energy Corp.	53,784
3,400	Ameren Corp.(a)	171,020
6,930	American Electric Power Co., Inc.	337,838
1,721	Aqua America, Inc.(a)	38,636
1,100	Atmos Energy Corp.	34,408
2,500	Avista Corp.	60,575
200	California Water Service Group	7,664
3,800	Centerpoint Energy, Inc.	68,172
400	Cleco Corp.	10,332
5,900	CMS Energy Corp.(a)	105,020
4,000	Consolidated Edison, Inc.(a)	204,240
3,300	Constellation Energy Group, Inc.	286,935
6,295	Dominion Resources, Inc.	558,807
1,500	DPL, Inc.	46,635
3,100	DTE Energy Co.(a)	148,490
20,282	Duke Energy Corp.(a)	411,522
700	Duquesne Light Holdings, Inc.	13,853
9,000	Dynegy, Inc., Class A†	83,340
5,550	Edison International	272,672
2,500	El Paso Electric Co.†	65,875
500	Empire District Electric Co. (The)	12,400
940	Energen Corp.	47,837
3,100	Energy East Corp.	75,516
3,800	Entergy Corp.	398,696
2,300	Equitable Resources, Inc.	111,136
10,774	Exelon Corp.	740,282
4,250	FirstEnergy Corp.(a)	281,520
6,060	FPL Group, Inc.	370,690
800	Great Plains Energy, Inc.	25,960
1,000	Hawaiian Electric Industries, Inc.	25,990
2,700	IDACORP, Inc.	91,368
1,800	Integrys Energy Group, Inc.	99,918
2,800	KeySpan Corp.	115,220
2,125	MDU Resources Group, Inc.	61,072
3,400	Mirant Corp.†	137,564
1,000	National Fuel Gas Co.(a)	43,260
4,090	NiSource, Inc.	99,960
3,000	Northeast Utilities	98,310
1,900	NRG Energy, Inc.†(a)	136,876
2,190	NSTAR	76,913

See Notes to Schedules of Investments.
58

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2007 (Unaudited)

Shares		Value
Utilities (continued)
1,100	OGE Energy Corp.	$42,680
1,500	ONEOK, Inc.	67,500
100	Ormat Technologies, Inc.	4,196
4,900	Pepco Holdings, Inc.(a)	142,198
5,800	PG&E Corp.(a)	279,966
400	Piedmont Natural Gas Co.	10,552
1,400	Pinnacle West Capital Corp.	67,550
700	PNM Resources, Inc.	22,610
1,800	Portland General Electric Co.	52,560
6,700	PPL Corp.	274,030
4,241	Progress Energy, Inc.(a)	213,916
4,200	Public Service Enterprise Group, Inc.(a)	348,768
1,000	Puget Energy, Inc.	25,680
2,000	Questar Corp.(a)	178,420
4,629	Reliant Energy, Inc.†	94,061
1,379	SCANA Corp.	59,531
3,600	Sempra Energy(a)	219,636
5,800	Sierra Pacific Resources†	100,804
11,350	Southern Co. (The)	415,977
1,472	Southern Union Co.(a)	44,734
1,330	Southwest Water Co.	19,179
2,500	TECO Energy, Inc.	43,025
7,690	TXU Corp.	492,929
1,300	UGI Corp.	34,723
1,800	UIL Holdings Corp.	62,460
933	Vectren Corp.	26,684
1,200	Westar Energy, Inc.	33,024
350	WGL Holdings, Inc.	11,193
2,100	Wisconsin Energy Corp.	101,892
6,125	Xcel Energy, Inc.	151,226

		10,069,063

Total Common Stock (Cost $203,525,152)		262,446,292

WARRANTS — 0.0%#
211	Expedia, Inc. expire 02/04/09†	317
211	IAC/InterActiveCorp. Expire 02/04/09†	702

Total Warrants (Cost $1,076)		1,019

MONEY MARKET FUND — 20.3%
53,379,876	PNC Institutional Money
	Market Trust 5.33% (Cost 53,379,876)(b)	53,379,876

Total Investments — 120.0% (Cost $256,906,104)		315,827,187
Other Assets & Liabilities, Net — (20.0)%		(52,672,118)

NET ASSETS — 100.0%		$263,155,069

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.
#	Amount represents less than 0.1% of net assets.

See Notes to Schedules of Investments.
59

WILSHIRE MUTUAL FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1.	Significant Accounting Policies.

Portfolio valuation: Each Portfolio’s investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system (“NASDAQ”), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

2.	Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at March 31, 2007 for each Portfolio are as follows:

Portfolio	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio. . . . . . . . . . . . . . . .	$601,074,454	$72,062,546	$(9,961,188)	$62,101,358
Large Company Value Portfolio. . . . . . . . . . . . . . . . . .	85,055,449	15,167,601	(983,666)	14,183,935
Small Company Growth Portfolio. . . . . . . . . . . . . . . .	16,014,736	3,197,321	(579,978)	2,617,343
Small Company Value Portfolio. . . . . . . . . . . . . . . . . .	27,564,381	4,665,872	(706,047)	3,959,825
Dow Jones Wilshire 5000 Index Portfolio . . . . . . . .	256,906,104	61,869,568	(2,948,484)	59,921,084

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006 the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

Portfolio	Expiring December 31,
	2010	2011	2012	2013
Large Company Growth Portfolio. . . . . . . . . . . . . . . .	$6,132,547	—	—	—
Dow Jones Wilshire 5000 Index Portfolio . . . . . . . .	7,939,802	$3,810,802	$5,509,772	$108,266

For additional information regarding the accounting policies of the Wilshire Mutual Funds Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

60

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)
Date	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)
Date	May 24, 2007

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer
(principal financial officer)
Date	May 24, 2007

*	Print the name and title of each signing officer under his or her signature.